UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)
Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2023

UBS Liquid Assets Government Fund

June 10, 2023

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate eight times during the reporting period, with the last hike pushing it to a range between 4.75% and 5.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. As a result, the yields on short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2023 was 4.86%, versus 0.30% on April 30, 2022. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced several headwinds, including aggressive Fed rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these challenges, the economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 32 days. At the end of the period on April 30, 2023, the Fund’s WAM was nine days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the 12-month period. We significantly decreased the Fund’s exposure to direct US Treasury obligations and, to a lesser extent, US government agency obligations. In contrast, we meaningfully increased the Fund’s exposure to repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

1

UBS Liquid Assets Government Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

UBS Liquid Assets Government Fund

Managing Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2022	Ending account value[1] April 30, 2023	Expenses paid during period[2] 11/01/22 to 04/30/23	Expense ratio during the period

Actual	$1,000.00	$1,021.00	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.86%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.98
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.83
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.95
Weighted average maturity[2]	9 days

Portfolio composition[3]
Repurchase agreements	61.6%
U.S. government agency obligations	35.6
U.S. Treasury obligations	4.0
Liabilities in excess of other assets	(1.2)
Total	100.0%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2023

	Face Amount	Value
U.S. government agency obligations—35.6%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.018%, 4.828%, due 05/01/23[1]	$5,000,000	$4,999,670
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	1,000,000	1,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	2,999,554
Secured Overnight Financing Rate + 0.035%, 4.845%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.045%, 4.855%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.075%, 4.885%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	1,000,000	1,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.105%, 4.915%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.135%, 4.945%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.140%, 4.950%, due 05/01/23[1]	5,000,000	5,000,227
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	5,000,000	5,000,000

	Face Amount	Value
U.S. government agency obligations—(continued)
Secured Overnight Financing Rate + 0.160%, 4.970%, due 05/01/23[1]	$2,000,000	$2,000,000
Secured Overnight Financing Rate + 0.165%, 4.975%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.170%, 4.980%, due 05/01/23[1]	2,000,000	2,000,000
Secured Overnight Financing Rate + 0.180%, 4.990%, due 05/01/23[1]	2,500,000	2,500,000
Secured Overnight Financing Rate + 0.200%, 5.010%, due 05/01/23[1]	5,000,000	5,000,000
Federal Farm Credit Discount Notes 4.650%, due 05/01/23[1]	10,000,000	9,810,125
Federal Home Loan Bank Discount Notes
4.610%, due 05/04/23[2]	5,000,000	4,998,079
4.650%, due 05/03/23[2]	5,000,000	4,998,708
4.661%, due 05/10/23[2]	5,000,000	4,994,174
4.714%, due 08/04/23[2]	4,000,000	3,950,241
4.729%, due 05/19/23[2]	10,000,000	9,976,355
4.730%, due 08/02/23[2]	5,000,000	4,938,904
4.775%, due 05/03/23[2]	10,000,000	9,997,347
4.794%, due 05/31/23[2]	5,000,000	4,980,025
4.800%, due 06/02/23[2]	3,000,000	2,987,200
4.900%, due 06/12/23[2]	10,000,000	9,942,834
4.960%, due 07/26/23[2]	10,000,000	9,881,511
4.977%, due 08/25/23[2]	10,000,000	9,839,630
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.020%, 4.830%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.030%, 4.840%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/03/24[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	4,500,000	4,500,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	5,000,000	5,000,000

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2023

	Face Amount	Value
U.S. government agency obligations—(concluded)
Secured Overnight Financing Rate + 0.080%, 4.890%, due 05/01/23[1]	$5,000,000	$5,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	10,000,000	10,000,000
Total U.S. government agency obligations (cost—$351,294,584)		351,294,584

U.S. treasury obligations—4.0%
U.S. Treasury Bills, 4.757%, due 05/30/23[3]	10,646,400	10,606,777
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[1]	10,000,000	9,988,185
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[1]	19,000,000	19,006,493
Total U.S. treasury obligations (cost—$39,601,455)		39,601,455

Repurchase agreements—61.6%
Repurchase agreement dated 04/28/23 with Goldman Sachs & Co., 4.750% due 05/01/23, collateralized by $12,589,919 U.S. Treasury Bond Strips, zero coupon due 02/15/2029; (value—$10,200,000); proceeds: $10,003,958	10,000,000	10,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $967,800 U.S. Treasury Bonds, 3.625% due 02/15/53, $124,036,200 U.S. Treasury Note, 0.500% to 4.625% due 02/28/26 to 03/15/26; (value—$126,405,598); proceeds: $123,976,571	$123,927,000	$123,927,000
Repurchase agreement dated 04/28/23 with Mitsubishi UFJ Securities America, Inc., 4.800% due 05/01/2023, collateralized by $698,159,888 Federal Home Loan Mortgage Corp., 2.000% to 5.500% due 04/01/25 to 02/01/52, $681,227,687 Federal National Mortgage Association Obligations, zero coupon to 5.500% due 11/01/26 to 01/01/62; (value—$484,500,001); proceeds: $475,190,000	475,000,000	475,000,000
Total repurchase agreements (cost—$608,927,000)		608,927,000
Total investments (cost—$999,823,039 which approximates cost for federal income tax purposes)—101.2%		999,823,039

Liabilities in excess of other assets—(1.2)%		(11,717,002)
Net assets—100.0%		$988,106,037

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$351,294,584	$—	$351,294,584
U.S. Treasury obligations	—	39,601,455	—	39,601,455
Repurchase agreements	—	608,927,000	—	608,927,000
Total	$—	$999,823,039	$—	$999,823,039

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2023.

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2023

Assets:
Investments, at value (cost—$390,896,039)	$390,896,039
Repurchase agreements (cost—$608,927,000)	608,927,000
Total investments in securities, at value (cost—$999,823,039)	999,823,039
Cash	586
Receivable for interest	2,205,586
Other assets	41,240
Total assets	1,002,070,451

Liabilities:
Payable for investments purchased	10,000,000
Dividends payable to shareholders	3,840,915
Payable to trustees	274
Accrued expenses and other liabilities	123,225
Total liabilities	13,964,414

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$988,118,210
Distributable earnings (accumulated losses)	(12,173)
Net assets	$988,106,037
Shares outstanding	988,114,647
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2023
Investment income:
Interest	$30,144,235
Expenses:
Investment advisory and administration fees	299,665
Transfer agency fees	83,960
Custody and fund accounting fees	47,352
Trustees’ fees	22,501
Professional services fees	89,897
Printing and shareholder report fees	50,821
Federal and state registration fees	62,241
Insurance expense	10,005
Other expenses	54,957
Total expenses	721,399
Fee waivers by investment advisor and administrator	(299,665)
Net expenses	421,734
Net investment income (loss)	29,722,501
Net realized gain (loss)	(8,582)
Net increase (decrease) in net assets resulting from operations	$29,713,919

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$29,722,501	$519,622
Net realized gain (loss)	(8,582)	(571)
Net increase (decrease) in net assets resulting from operations	29,713,919	519,051
Total distributions	(29,723,779)	(519,622)
Net increase (decrease) in net assets from beneficial interest transactions	(30,655,353)	(81,077,084)
Net increase (decrease) in net assets	(30,665,213)	(81,077,655)
Net assets:

Beginning of year	1,018,771,250	1,099,848,905
End of year	$988,106,037	$1,018,771,250

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.030	0.001	0.001	0.017	0.022
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.030	0.001	0.001	0.017	0.022
Dividends from net investment income	(0.030)	(0.001)	(0.001)	(0.017)	(0.022)
Distributions from net realized gains	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.030)	(0.001)	(0.001)	(0.017)	(0.022)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.97%	0.05%	0.15%	1.75%	2.16%
Ratios to average net assets:
Expenses before fee waivers	0.07%	0.07%	0.07%	0.07%	0.08%
Expenses after fee waivers	0.04%	0.04%	0.04%	0.04%	0.03%
Net investment income (loss)	2.97%	0.05%	0.14%	1.90%	2.20%
Supplemental data:
Net assets, end of year (000’s)	$988,106	$1,018,771	$1,099,849	$1,012,980	$2,234,641

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

11

UBS Liquid Assets Government Fund

Notes to financial statements

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

12

UBS Liquid Assets Government Fund

Notes to financial statements

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended April 30, 2023, its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended April 30, 2023, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2023, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2023	2022
Shares sold	$5,210,367,904	$5,125,697,549
Shares repurchased	(5,266,774,011)	(5,207,114,491)
Dividends reinvested	25,750,754	339,858
Net increase (decrease) in beneficial interest	$(30,655,353)	$(81,077,084)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2023 and April 30, 2022 was ordinary income in the amount of $29,723,779 and $519,622, respectively.

At April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation/ (depreciation)	Other temporary differences	Total
$3,837,895	$—	$(9,153)	$—	$(3,840,915)	$(12,173)

13

UBS Liquid Assets Government Fund

Notes to financial statements

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $9,153 in short term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $29,722,393 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2023.

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM—Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

20

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2023

Limited Purpose Cash Investment Fund

June 10, 2023

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate eight times during the reporting period, with the last hike pushing it to a range between 4.75% and 5.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. As a result, the yields on short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2023 was 4.74%, versus 0.33% on April 30, 2022 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced several headwinds, including aggressive Fed rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these challenges, the economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s WAM was 38 days when the reporting period began. At period end on April 30, 2023, it was seven days.

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we significantly increased the Fund’s exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) We also slightly increased the Fund’s exposure to direct US government agency obligations. In contrast, we meaningfully reduced its allocation to direct US Treasury obligations.

1

Limited Purpose Cash Investment Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—UBS Series Funds

Limited Purpose Cash Investment Fund

Executive Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2022	Ending account value April 30, 2023[1]	Expenses paid during period 11/01/22 to 04/30/23[2]	Expense ratio during the period

Actual	$1,000.00	$1,020.70	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

3

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.74%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.85
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.68
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.79
Weighted average maturity[2]	7 days

Portfolio composition[3]
Repurchase agreements	68.9%
U.S. Treasury obligations	22.2
U.S. government agency obligations	9.2
Liabilities in excess of other assets	(0.3)
Total	100.0%

You could lose money by investing in the Fund. Because the price of shares of the Fund will fluctuate, when you sell your shares in the Fund, your shares may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the Fund’s sponsor will provide financial support to the Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. government agency obligations: 9.2%
Federal Home Loan Bank Discount Notes
4.560%, due 05/17/23[1]	$120,000,000	$119,757,838
4.590%, due 05/25/23[1]	95,000,000	94,712,577
4.610%, due 05/04/23[1]	30,000,000	29,988,639
4.610%, due 05/16/23[1]	45,000,000	44,914,860
4.630%, due 05/22/23[1]	15,000,000	14,960,283
4.650%, due 05/03/23[1]	25,000,000	24,993,688
4.661%, due 05/10/23[1]	18,945,000	18,923,002
4.685%, due 05/15/23[1]	42,000,000	41,925,828
4.794%, due 05/31/23[1]	60,000,000	59,773,174
4.805%, due 08/14/23[1]	60,000,000	59,165,370
Total U.S. government agency obligations (cost—$509,092,929)		509,115,259

U.S. Treasury obligations: 22.2%
U.S. Treasury Bills
3.827%, due 05/04/23[2]	85,000,000	84,970,622
4.011%, due 05/11/23[2]	85,000,000	84,900,715
4.014%, due 05/18/23[2]	17,000,000	16,965,160
4.071%, due 05/11/23[2]	90,000,000	89,894,875
4.119%, due 05/04/23[2]	80,000,000	79,972,350
4.136%, due 05/02/23[2]	50,000,000	49,994,229
4.237%, due 05/09/23[2]	140,000,000	139,871,239
4.528%, due 05/02/23[2]	160,000,000	159,981,533
4.757%, due 05/30/23[2]	50,000,000	49,836,774
3.868%, due 05/25/23[2]	75,000,000	74,788,438
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[3]	200,000,000	200,147,742
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[3]	197,000,000	197,338,105
Total U.S. Treasury obligations (cost—$1,228,366,726)		1,228,661,782

Repurchase agreements: 68.9%
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $193,227,500 U.S. Treasury Bonds, 2.750% to 4.500% due 05/15/38 to 08/15/52; (value—$187,680,062); proceeds: $184,073,600	184,000,000	184,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.820% due 05/01/23, collateralized by $1,230,400,290 Federal Home Loan Mortgage Corp., 1.500% to 7.000% due 02/01/29 to 05/01/53; (value—$510,000,000); proceeds: $500,200,833	500,000,000	500,000,000
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $936,443,300 U.S. Treasury Inflation Index Bond, 0.125% due 07/15/24; (value—$1,155,660,004); proceeds: $1,133,453,200	1,133,000,000	1,133,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $2,038,261,500 U.S. Treasury Notes, 2.000% due 05/31/24; (value—$1,995,798,017); proceeds: $1,995,798,000	$1,995,000,000	$1,995,000,000
Total repurchase agreements (cost—$3,812,000,000)		3,812,000,000
Total investments (cost—$5,549,459,655 which approximates cost for federal income tax purposes)—100.3%		5,549,777,041

Liabilities in excess of other assets—(0.3)%		(14,433,310)
Net assets—100.0%		$5,535,343,731

5

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$509,115,259	$—	$509,115,259
U.S. Treasury obligations	—	1,228,661,782	—	1,228,661,782
Repurchase agreements	—	3,812,000,000	—	3,812,000,000
Total	$—	$5,549,777,041	$—	$5,549,777,041

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Rates shown reflect yield at April 30, 2023.
[3]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2023

Assets:
Investments, at value (cost—$1,737,459,655)	$1,737,777,041
Repurchase agreements, at value (cost— $3,812,000,000)	3,812,000,000
Total investments in securities, at value (cost—$5,549,459,655)	5,549,777,041
Cash	434,347
Receivable for interest	6,489,028
Total assets	5,556,700,416

Liabilities:
Dividends payable to shareholders	21,149,756
Payable to affiliate	206,929
Total liabilities	21,356,685
Net assets	$5,535,343,731

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	5,535,241,859
Distributable earnings (accumulated losses)	101,872
Net assets	$5,535,343,731
Shares outstanding	5,537,344,168
Net asset value per share	$0.9996

See accompanying notes to financial statements.

7

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2023
Investment income:
Interest	$154,159,376
Expenses:
Investment management and administration fees	6,137,700
Trustees fees	59,152
Total expenses	6,196,852
Fee waivers and/or expense reimbursements by investment manager and administrator	(3,098,426)
Net expenses	3,098,426
Net investment income (loss)	151,060,950
Net realized gain (loss)	(204,501)
Net change in unrealized appreciation (depreciation)	1,005,397
Net realized and unrealized gain (loss)	800,896
Net increase (decrease) in net assets resulting from operations	$151,861,846

See accompanying notes to financial statements.

8

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 151,060,950	$ 2,114,042
Net realized gain (loss)	(204,501)	(10,705)
Net change in unrealized appreciation (depreciation)	1,005,397	(788,690)
Net increase (decrease) in net assets resulting from operations	151,861,846	1,314,647
Total distributions	(151,060,950)	(2,123,397)
Net increase (decrease) in net assets from beneficial interest transactions	284,590,717	2,034,212,012
Net increase (decrease) in net assets	285,391,613	2,033,403,262
Net assets:

Beginning of year	5,249,952,118	3,216,548,856
End of year	$5,535,343,731	$5,249,952,118

See accompanying notes to financial statements.

9

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$0.9995	$0.9997	$1.0008	$0.9999	$0.9998
Net investment income (loss)	0.0292	0.0004	0.0014	0.0179	0.0209
Net realized and unrealized gain (loss)	0.0001	(0.0002)	(0.0010)	0.0009	0.0001
Net increase (decrease) from operations	0.0293	0.0002	0.0004	0.0188	0.0210
Dividends from net investment income	(0.0292)	(0.0004)	(0.0014)	(0.0179)	(0.0209)
Distributions from net realized gains	—	(0.0000)[1]	(0.0001)	—	—
Total dividends and distributions	(0.0292)	(0.0004)	(0.0015)	(0.0179)	(0.0209)
Net asset value, end of year	$0.9996	$0.9995	$0.9997	$1.0008	$0.9999
Total investment return[2]	2.91%	0.02%	0.04%	1.89%	2.12%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%	0.04%	0.06%	0.06%	0.06%
Net investment income (loss)	2.92%	0.04%	0.13%	1.84%	2.04%
Supplemental data:
Net assets, end of year (000’s)	$5,535,344	$5,249,952	$3,216,549	$3,309,628	$3,929,522

[1]	Amount represents less than $0.00005 or $(0.00005) per share
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

10

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

11

Limited Purpose Cash Investment Fund

Notes to financial statements

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Fund’s Board of Trustees (the “Board”) is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended April 30, 2023, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Rule 2a-7 or the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction

12

Limited Purpose Cash Investment Fund

Notes to financial statements

with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2023, UBS AM is owed $459,414 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2023, do not exceed 0.06%. The fee waiver agreement may be terminated by the Board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2023, UBS AM waived $3,098,426 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2023, UBS AM owed the Fund $252,485 in fee waivers. The amount owed by (or owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2023, the Fund did not have this additional waiver.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets.. At April 30, 2023, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

13

Limited Purpose Cash Investment Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the year ended April 30, 2023		For the year ended April 30, 2022
	Shares	Amount	Shares	Amount
Shares sold	20,377,062,354	$20,365,680,142	21,314,109,830	$21,304,702,752
Shares repurchased	(20,168,013,213)	(20,156,575,651)	(19,279,580,711)	(19,271,069,466)
Dividends reinvested	75,523,751	75,486,226	578,995	578,726
Net increase (decrease)	284,572,892	$284,590,717	2,035,108,114	$2,034,212,012

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2023 and April 30, 2022, was ordinary income in the amount of $151,060,950 and $2,123,397, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$356,538
Gross unrealized depreciation	(39,152)
Net unrealized appreciation (depreciation)	317,386

At April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation/ (depreciation)	Other temporary differences	Total
$21,149,757	$—	$(215,514)	$317,386	$(21,149,757)	$101,872

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $215,514 in short term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2023 the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

15

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates $151,060,923 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2023.

16

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021)), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

20

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2023

UBS RMA Government Money Market Fund

June 10, 2023

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund (the “Fund”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate eight times during the reporting period, with the last hike pushing it to a range between 4.75% and 5.00%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. As a result, the yields on short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2023 was 4.25%, versus 0.01% on April 30, 2022. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced several headwinds, including aggressive Fed rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these challenges, the economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 22 days when the reporting period began. At period end on April 30, 2023, it was six days.

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we significantly increased the Government Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and direct US government agency obligations.

1

UBS RMA Government Money Market Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2022	Ending account value[2] April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[3]	Expense ratio during the period

Actual	$1,000.00	$1,018.60	$3.05	0.61%
Hypothetical (5% annual return before expenses)	1,000.00	1,021.77	3.06	0.61

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2023 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.25%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.34
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.25
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.34
Weighted average maturity[2]	6 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2023

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$848,595,822, which approximates cost for federal income tax purposes)	$848,595,822
Other assets	66,435
Total assets	848,662,257
Liabilities:
Dividends payable to shareholders	2,724,201
Payable to affiliate	222,222
Accrued expenses and other liabilities	190,163
Total liabilities	3,136,586
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 845,562,423 outstanding	845,562,422
Distributable earnings (accumulated losses)	(36,751)
Net assets	$845,525,671
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2023
Investment income:

Interest income allocated from Master Fund	$25,611,256
Expenses allocated from Master Fund	(841,679)
Expense waiver allocated from Master Fund	601,446
Net investment income allocated from Master Fund	25,371,023
Expenses:

Administration fees	839,133
Service fees	2,100,762
Transfer agency and related services fees	1,212,316
Accounting fees	8,120
Trustees’ fees	19,153
Professional fees	62,248
Reports and notices to shareholders	89,714
State registration fees	193,654
Insurance fees	11,968
Other expenses	15,802
Total expenses	4,552,870
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(30,958)
Net expenses	4,521,912
Net investment income (loss)	20,849,111
Net increase (decrease) in net assets resulting from operations	20,849,111

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 20,849,111	$ 106,152
Net realized gain (loss) allocated from Master Fund	—	1,336
Net increase (decrease) in net assets resulting from operations	20,849,111	107,488
Total distributions	(20,849,111)	(115,593)
Net increase (decrease) in net assets from beneficial interest transactions	(198,065,448)	(238,177,097)
Net increase (decrease) in net assets	(198,065,448)	(238,185,202)
Net assets:

Beginning of year	1,043,591,119	1,281,776,321
End of year	$845,525,671	$1,043,591,119

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.025	0.000 [1]	0.000 [1]	0.013	0.017
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.025	0.000 [1]	0.000 [1]	0.013	0.017
Dividends from net investment income	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions and return of capital	(0.025)	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.52%	0.01%	0.02%	1.30%	1.70%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%	0.58%	0.59%	0.51%	0.49%
Expenses after fee waivers and/or expense reimbursements[3]	0.57%	0.08%	0.16%	0.50%	0.49%
Net investment income (loss)[3]	2.47%	0.01%	0.01%	1.65%	1.68%
Supplemental data:
Net assets, end of year (000’s)	$845,526	$1,043,591	$1,281,776	$694,940	$4,909,374

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (4.41% at April 30, 2023).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2023, the Fund owed UBS AM $69,634 for administrative services.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At April 30, 2023, the Fund owed UBS AM—US $152,588 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2023, UBS AM and UBS AM—US voluntarily waived fees and/or reimbursed expenses of $30,958 which is not subject to future recoupment.

10

UBS RMA Government Money Market Fund

Notes to financial statements

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $626,437.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2023	2022
Shares sold	$23,723,952,037	$23,313,017,705
Shares repurchased	(23,938,798,654)	(23,551,309,942)
Dividends reinvested	16,781,169	115,140
Net increase (decrease) in shares outstanding	$(198,065,448)	$(238,177,097)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2023 and April 30, 2022 were as follows:

	2023
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Fund	$20,849,111	$—	$20,849,111

	2022
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Fund	$115,396	$197	$115,593

At April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$2,718,959	$—	$—	$—	$(2,755,710)	$(36,751)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the

11

UBS RMA Government Money Market Fund

Notes to financial statements

regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2023, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Website at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Website at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Website: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $20,849,111 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2023.

14

Master Trust

Annual Report  |  April 30, 2023

Includes:

•	Government Master Fund

Government Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect their proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2022	Ending account value April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[1]	Expense ratio during the period

Actual	$1,000.00	$1,022.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

16

Government Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Repurchase agreements	73.5%
U.S. government agency obligations	22.1
U.S. Treasury obligations	4.9
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

17

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. government agency obligations—22.1%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	28,000,000	28,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	40,000,000	39,994,052
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.075%, 4.885%, due 05/01/23[1]	103,500,000	103,500,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.105%, 4.915%, due 05/01/23[1]	19,500,000	19,500,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	85,500,000	85,500,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	65,000,000	65,000,000
Secured Overnight Financing Rate + 0.135%, 4.945%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 4.950%, due 05/01/23[1]	86,000,000	86,003,900
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 4.970%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.165%, 4.975%, due 05/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 4.980%, due 05/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 4.990%, due 05/01/23[1]	58,000,000	58,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Secured Overnight Financing Rate + 0.200%, 5.010%, due 05/01/23[1]	$60,000,000	$60,000,000
Federal Home Loan Bank Discount Notes
4.610%, due 05/04/23[2]	86,000,000	85,966,962
4.650%, due 05/03/23[2]	87,000,000	86,977,525
4.661%, due 05/10/23[2]	91,000,000	90,893,962
4.714%, due 08/04/23[2]	62,000,000	61,228,737
4.730%, due 08/02/23[2]	62,000,000	61,242,412
4.775%, due 05/03/23[2]	190,000,000	189,949,597
4.794%, due 05/31/23[2]	35,000,000	34,860,175
4.805%, due 08/14/23[2]	83,000,000	81,836,789
4.900%, due 06/12/23[2]	191,000,000	189,908,117
4.960%, due 07/25/23[2]	110,000,000	108,711,778
4.960%, due 07/26/23[2]	81,000,000	80,040,240
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.030%, 4.840%, due 05/01/23[1]	148,500,000	148,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	63,500,000	63,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	150,000,000	150,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	224,000,000	224,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/03/24[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	82,000,000	82,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	170,000,000	170,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,500,000	86,500,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 4.890%, due 05/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	49,500,000	49,500,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	162,000,000	162,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	169,000,000	169,000,000
Total U.S. government agency obligations (cost—$4,251,114,246)		4,251,114,246

18

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—4.9%
U.S. Treasury Bills, 4.757%, due 05/30/233	$179,000,000	$178,333,820
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.037%, 5.168%, due 05/01/23[1]	226,000,000	225,911,674
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[1]	204,000,000	203,882,945
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[1]	338,000,000	338,116,222
Total U.S. Treasury obligations (cost—$946,244,661)		946,244,661

Repurchase agreements—73.5%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 06/02/23, collateralized by $36,351,887 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 12/01/24 to 12/01/52, $360,468,309 Federal National Mortgage Association obligations, 2.000% to 5.500% due 05/01/24 to 10/01/52; (value—$102,000,000); proceeds: $105,266,667[4]	100,000,000	100,000,000
Repurchase agreement dated 04/28/23 with Toronto-Dominion Bank, 4.800% due 05/01/23, collateralized by $550,462,650 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.348% due 07/15/36 to 10/15/52 and $454,578,917 Federal National Mortgage Association obligations, 2.000% to 5.470% due 06/25/29 to 12/25/52; (value—$102,000,000); proceeds: $100,040,000	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 05/05/23, collateralized by $247,246,240 Federal Home Loan Mortgage Corp., zero coupon to 4.500% due 08/25/29 to 10/25/49, $166,860,376 Federal National Mortgage Association Obligations, zero coupon to 4.000% due 03/25/35 to 10/25/58, $2,660,888,128 Government National Mortgage Association Obligations, zero coupon to 6.000% due 08/16/39 to 03/16/64 ; (value—$206,000,001); proceeds: $202,302,889[4]	200,000,000	200,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 05/05/23, collateralized by $212,703,101 Federal National Mortgage Association obligations, 5.000% due 07/01/52 to 11/01/52; (value—$204,000,001); proceeds: $202,356,444[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $175,175,000 Federal Home Loan Banks, 2.540% to 5.350% due 02/21/24 to 08/16/46, $181,691,000 Federal Farm Credit Banks Funding Corp., 2.450% to 2.990% due 07/18/34 to 11/01/41; (value—$306,000,674); proceeds: $300,120,000	$300,000,000	$300,000,000
Repurchase agreement dated 04/28/23 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 05/01/23, collateralized by $449,512,105 Federal National Mortgage Association obligations, 2.000% to 6.000% due 02/01/26 to 04/01/53, $41,370,000 Federal Home Loan Mortgage Corp., 1.853% to 4.118% due 09/25/28 to 11/25/32 and $96,720,036 Government National Mortgage Association obligations, 2.000% to 5.500% due 03/20/41 to 01/20/53; (value—$306,000,000; proceeds: $300,120,000	300,000,000	300,000,000
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.800% due 05/01/23, collateralized by $217,920,152 Federal Home Loan Mortgage Corp., 2.092% to 4.371% due 08/01/28 to 03/01/47, $1,441,715,330 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/26 to 04/01/53; (value—$1,020,000,001); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $5,920,338,400 U.S. Treasury Notes, 1.875% due 02/15/32; (value—$5,212,084,065); proceeds: $5,212,084,000	5,210,000,000	5,210,000,000
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $5,368,449,300 U.S. Treasury Notes, 5.094% due 7/31/23, $250,000,000 U.S. Treasury Bills, zero coupon due 7/27/23, $961,481,400 U.S. Treasury Inflation Index Bonds, 0.375% due 7/15/23; (value—$6,855,420,125); proceeds: $6,723,688,400	6,721,000,000	6,721,000,000
Total repurchase agreements (cost—$14,131,000,000)		14,131,000,000
Total investments (cost—$19,328,358,907 which approximates cost for federal income tax purposes)—100.5%		19,328,358,907

Liabilities in excess of other assets—(0.5)%		(93,394,147)
Net assets—100.0%		$19,234,964,760

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

19

Government Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$4,251,114,246	$—	$4,251,114,246
U.S. Treasury obligations	—	946,244,661	—	946,244,661
Repurchase agreements	—	14,131,000,000	—	14,131,000,000
Total	$—	$19,328,358,907	$—	$19,328,358,907

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

20

Government Master Trust

Statement of assets and liabilities

April 30, 2023

Assets:
Investments, at value (cost—$5,197,358,907)	$ 5,197,358,907
Repurchase agreements (cost—$14,131,000,000)	14,131,000,000
Total investments in securities, at value (cost—$19,328,358,907)	19,328,358,907
Receivable for interest	35,436,250
Total assets	19,363,795,157

Liabilities:
Payable for investments purchased	126,000,000
Payable to affiliate	1,494,611
Payable to custodian	1,335,786
Total liabilities	128,830,397
Net assets, at value	$19,234,964,760

See accompanying notes to financial statements.

21

Government Master Trust

Statement of operations

For the year ended April 30, 2023
Investment income:
Interest	$425,226,897
Expenses:
Investment advisory and administration fees	11,015,838
Trustees’ fees	59,530
Total expenses	11,075,368
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(6,178,544)
Net expenses	4,896,824
Net investment income (loss)	420,330,073
Net increase (decrease) in net assets resulting from operations	$420,330,073

See accompanying notes to financial statements.

22

Government Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 420,330,073	$ 1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	420,330,073	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	14,516,957,059	(4,526,632,556)
Net increase (decrease) in net assets	14,937,287,132	(4,525,015,228)
Net assets:

Beginning of year	4,297,677,628	8,822,692,856
End of year	$19,234,964,760	$4,297,677,628

See accompanying notes to financial statements.

23

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[1]	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of year (000’s)	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

24

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current

25

Government Master Fund

Notes to financial statements

market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

26

Government Master Fund

Notes to financial statements

realization and/or retention of the collateral may be subject to legal proceedings. the Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet its obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2023, the Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to/(owed by) UBS AM
Government Master Fund	$1,494,611

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2023, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

27

Government Master Fund

Notes to financial statements

For the period ended April 30, 2023, UBS AM voluntarily waived a portion of its management fee in order to voluntarily reduce the Fund’s expenses. During the period ended April 30, 2023, UBS AM voluntarily waived $6,178,544, which is not subject to future recoupment.

In addition, UBS AM may voluntarily undertake to waive fees including in the event that the Fund’s yield drops below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2023, the Master Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$52,020,553,397	$118,340,152,475
Withdrawals	(37,503,596,338)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$14,516,957,059	$(4,526,632,556)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended April 30, 2023, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

Government Master Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

29

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS RMA Government Money Market Fund Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2023, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

31

UBS RMA Government Money Market Fund Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

32

UBS RMA Government Money Market Fund Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

33

UBS RMA Government Money Market Fund Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM—Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

34

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2023

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2023

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate eight times during the reporting period, with the last hike pushing it to a range between 4.75% and 5.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. As a result, the yields on short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 4.89% on April 30, 2023, versus 0.32% on April 30, 2022.

•	UBS Select ESG Prime Institutional Fund: 4.90% on April 30, 2023, versus 0.37% on April 30, 2022.

•	UBS Select Government Institutional Fund: 4.72% on April 30, 2023, versus 0.11% on April 30, 2022.

•	UBS Select Treasury Institutional Fund: 4.72% on April 30, 2023, versus 0.24% on April 30, 2022.

•	UBS Prime Reserves Fund: 4.89% on April 30, 2023, versus 0.32% on April 30, 2022.

•	UBS Tax-Free Reserves Fund: 3.39% on April 30, 2023, versus 0.25% on April 30, 2022.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7–9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced several headwinds, including aggressive Fed rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these challenges, the

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016;

UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Institutional/Reserves Funds

economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persist, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Prime Master Fund had a WAM of 21 days. By the end of the period on April 30, 2023, the Prime Master Fund’s WAM was 12 days.

At the security level, we increased the Prime Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocation to commercial paper and, to a lesser extent, time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the ESG Prime Master Fund in which UBS Select ESG Prime Institutional Fund invests was 17 days when the reporting period began. By the end of the review period on April 30, 2023, the ESG Prime Master Fund had a WAM of 12 days. At the security level, we modestly increased the ESG Prime Master Fund’s exposures to commercial paper and certificates of deposit. In contrast, we slightly decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Government Master Fund in which UBS Select Government Institutional Fund invests was 22 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2023, it was six days. At the security level, we significantly increased the Government Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Institutional Fund invests was 23 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was three days. At the security level, we significantly increased the Treasury Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and meaningfully reduced its exposure to direct US Treasury obligations.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management

(Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

UBS Institutional/Reserves Funds

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 22 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Prime CNAV Master Fund’s WAM was 13 days. Over the review period, we increased the Prime CNAV Master Fund’s exposures to repurchase agreements and certificates of deposit. Conversely, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Tax-Free Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we increased the Tax-Free Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Funds with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Institutional/Reserves Funds

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2022	Ending account value[2] April 30, 2023	Expenses paid during period[3] 11/01/22 to 04/30/23	Expense ratio during the period
UBS Select Prime Institutional Fund

Actual	$1,000.00	$1,021.80	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select ESG Prime Institutional Fund

Actual	$1,000.00	$1,021.70	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Government Institutional Fund

Actual	$1,000.00	$1,021.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Treasury Institutional Fund

Actual	$1,000.00	$1,020.60	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Prime Reserves Fund

Actual	$1,000.00	$1,021.60	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Tax-Free Reserves Fund

Actual	$1,000.00	$1,011.80	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.89%
Seven-day effective yield after fee waivers[1]	5.01
Seven-day current yield before fee waivers[1]	4.89
Seven-day effective yield before fee waivers[1]	5.01
Weighted average maturity[2]	12 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.90%
Seven-day effective yield after fee waivers[1]	5.02
Seven-day current yield before fee waivers[1]	4.90
Seven-day effective yield before fee waivers[1]	5.02
Weighted average maturity[2]	12 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.72%
Seven-day effective yield after fee waivers[1]	4.84
Seven-day current yield before fee waivers[1]	4.72
Seven-day effective yield before fee waivers[1]	4.84
Weighted average maturity[2]	6 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.72%
Seven-day effective yield after fee waivers[1]	4.83
Seven-day current yield before fee waivers[1]	4.72
Seven-day effective yield before fee waivers[1]	4.83
Weighted average maturity[2]	3 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.89%
Seven-day effective yield after fee waivers[1]	5.01
Seven-day current yield before fee waivers[1]	4.89
Seven-day effective yield before fee waivers[1]	5.01
Weighted average maturity[2]	13 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.39%
Seven-day effective yield after fee waivers[1]	3.44
Seven-day current yield before fee waivers[1]	3.39
Seven-day effective yield before fee waivers[1]	3.44
Weighted average maturity[2]	7 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2023

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$7,455,073,636	$1,068,734,701	$5,789,438,815
Investments in Master Fund, at value	7,454,411,125	1,068,654,414	5,789,438,815
Total assets	7,454,411,125	1,068,654,414	5,789,438,815

Liabilities:
Dividends payable to shareholders	29,308,023	4,327,487	22,026,043
Payable to affiliate	430,888	55,977	272,528
Accrued expenses and other liabilities	29,685	21,841	16,915
Total liabilities	29,768,596	4,405,305	22,315,486
Net assets	$7,424,642,529	$1,064,249,109	$5,767,123,329
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	7,425,338,797	1,064,335,634	5,767,123,593
Distributable earnings (accumulated losses)	(696,268)	(86,525)	(264)
Net assets	$7,424,642,529	$1,064,249,109	$5,767,123,329
Shares outstanding	7,424,054,451	1,064,010,958	5,767,133,307
Net asset value per share	$ 1.0001	$ 1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2023

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$14,174,478,913	$5,429,006,424	$591,923,977
Investments in Master Fund, at value	14,174,478,913	5,429,006,424	591,923,977
Total assets	14,174,478,913	5,429,006,424	591,923,977

Liabilities:
Dividends payable to shareholders	54,114,680	21,185,030	1,317,967
Payable to affiliate	763,315	314,394	5,011
Accrued expenses and other liabilities	26,874	26,474	25,639
Total liabilities	54,904,869	21,525,898	1,348,617
Net assets	$14,119,574,044	$5,407,480,526	$590,575,360
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	14,119,345,232	5,407,505,048	590,575,172
Distributable earnings (accumulated losses)	228,812	(24,522)	188
Net assets	$14,119,574,044	$5,407,480,526	$590,575,360
Shares outstanding	14,119,345,549	5,407,505,032	590,575,428
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2023

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Investment income:
Interest income allocated from Master Fund	$193,903,184	$27,647,704	$126,422,526
Expenses allocated from Master Fund	(5,121,186)	(703,521)	(3,350,545)
Expense waiver allocated from Master Fund	—	86,120	1,905,124
Net investment income allocated from Master Fund	188,781,998	27,030,303	124,977,105
Expenses:
Administration fees	4,049,155	545,099	2,646,424
Trustees’ fees	34,502	16,624	27,215
Net expenses	4,083,657	561,723	2,673,639
Net investment income (loss)	184,698,341	26,468,580	122,303,466
Net realized gain (loss) allocated from Master Fund	(33,272)	(4,598)	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	507,431	(50,599)	—
Net increase (decrease) in net assets resulting from operations	185,172,500	26,413,383	122,303,466

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2023

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Investment income:
Interest income allocated from Master Fund	$310,532,360	$133,142,696	$11,567,381
Expenses allocated from Master Fund	(9,205,294)	(3,357,775)	(604,534)
Net investment income allocated from Master Fund	301,327,066	129,784,921	10,962,847
Expenses:
Administration fees	7,304,569	2,656,035	466,883
Trustees’ fees	54,920	27,174	16,262
Net expenses	7,359,489	2,683,209	483,145
Net investment income (loss)	293,967,577	127,101,712	10,479,702
Net realized gain (loss) allocated from Master Fund	231,592	(24,553)	22
Net increase (decrease) in net assets resulting from operations	294,199,169	127,077,159	10,479,724

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$184,698,341	$1,257,394
Net realized gain (loss) allocated from Master Fund	(33,272)	17,166
Net change in unrealized appreciation (depreciation) allocated from Master Fund	507,431	(1,317,538)
Net increase (decrease) in net assets resulting from operations	185,172,500	(42,978)
Total distributions	(184,698,832)	(1,273,843)
Net increase (decrease) in net assets from beneficial interest transactions	4,643,458,523	(2,411,464,367)
Net increase (decrease) in net assets	4,643,932,191	(2,412,781,188)
Net assets:

Beginning of year	2,780,710,338	5,193,491,526
End of year	$7,424,642,529	$2,780,710,338

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select ESG Prime Institutional Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$26,468,580	$106,127
Net realized gain (loss) allocated from Master Fund	(4,598)	(1,576)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(50,599)	(46,362)
Net increase (decrease) in net assets resulting from operations	26,413,383	58,189
Total distributions	(26,468,580)	(106,424)
Net increase (decrease) in net assets from beneficial interest transactions	919,520,214	(57,777,411)
Net increase (decrease) in net assets	919,465,017	(57,825,646)
Net assets:

Beginning of year	144,784,092	202,609,738
End of year	$1,064,249,109	$144,784,092

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$122,303,466	$406,685
Net realized gain (loss) allocated from Master Fund	—	2,785
Net increase (decrease) in net assets resulting from operations	122,303,466	409,470
Total distributions	(122,303,466)	(442,691)
Net increase (decrease) in net assets from beneficial interest transactions	4,083,885,835	(1,142,683,556)
Net increase (decrease) in net assets	4,083,885,835	(1,142,716,777)
Net assets:

Beginning of year	1,683,237,494	2,825,954,271
End of year	$5,767,123,329	$1,683,237,494

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$293,967,577	$2,546,336
Net realized gain (loss) allocated from Master Fund	231,592	1,489
Net increase (decrease) in net assets resulting from operations	294,199,169	2,547,825
Total distributions	(293,967,577)	(2,550,602)
Net increase (decrease) in net assets from beneficial interest transactions	6,526,477,344	(2,879,459,155)
Net increase (decrease) in net assets	6,526,708,936	(2,879,461,932)
Net assets:

Beginning of year	7,592,865,108	10,472,327,040
End of year	$14,119,574,044	$7,592,865,108

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$127,101,712	$436,637
Net realized gain (loss) allocated from Master Fund	(24,553)	(2)
Net increase (decrease) in net assets resulting from operations	127,077,159	436,635
Total distributions	(127,101,711)	(444,674)
Net increase (decrease) in net assets from beneficial interest transactions	4,371,386,911	(985,329,926)
Net increase (decrease) in net assets	4,371,362,359	(985,337,965)
Net assets:

Beginning of year	1,036,118,167	2,021,456,132
End of year	$5,407,480,526	$1,036,118,167

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$10,479,702	$233,727
Net realized gain (loss) allocated from Master Fund	22	50
Net increase (decrease) in net assets resulting from operations	10,479,724	233,777
Total distributions	(10,479,785)	(233,771)
Net increase (decrease) in net assets from beneficial interest transactions	(42,137,199)	(41,133,475)
Net increase (decrease) in net assets	(42,137,260)	(41,133,469)
Net assets:

Beginning of year	632,712,620	673,846,089
End of year	$590,575,360	$632,712,620

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0314	0.0004	0.0009	0.0182	0.0222
Net realized and unrealized gain (loss)	0.0002	(0.0004)	(0.0002)	0.0004	0.0000 [1]
Net increase (decrease) from operations	0.0316	0.00001	0.0007	0.0186	0.0222
Dividends from net investment income	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0314)	(0.0004)	(0.0009)	(0.0182)	(0.0222)
Net asset value, end of year	$1.0001	$0.9999	$1.0003	$1.0005	$1.0001
Total investment return[2]	3.14%	0.00%	0.07%	1.88%	2.24%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.16%	0.18%	0.18%	0.16%
Net investment income (loss)[3]	3.60%	0.03%	0.11%	1.83%	2.26%
Supplemental data:
Net assets, end of year (000’s)	$7,424,643	$2,780,710	$5,193,492	$9,334,162	$9,780,634

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$1.0002	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0317	0.0007	0.0014	0.0036
Net realized and unrealized gain (loss)	(0.0000)[2]	(0.0003)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0317	0.0004	0.0011	0.0044
Dividends from net investment income	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0317)	(0.0007)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0002	$1.0002	$1.0005	$1.0008
Total investment return[3]	3.15%	0.05%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.17%	0.08%	0.08%	0.08%[5]
Net investment income (loss)[4]	3.76%	0.07%	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,064,249	$144,784	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.000	$1.000
Net investment income (loss)	0.030	0.000 [1]	0.000 [1]	0.016	0.020
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.030	0.000 [1]	0.000 [1]	0.016	0.020
Dividends from net investment income	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.030)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.98%	0.02%	0.04%	1.66%	2.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.12%	0.07%	0.15%	0.18%	0.18%
Net investment income (loss)[3]	3.65%	0.02%	0.04%	1.46%	2.03%
Supplemental data:
Net assets, end of year (000’s)	$5,767,123	$1,683,237	$2,825,954	$5,817,145	$2,123,329

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.029	0.000 [1]	0.000 [1]	0.016	0.020
Net realized and unrealized gain (loss)	(0.000)[1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.029	0.000 [1]	0.000 [1]	0.016	0.020
Dividends from net investment income	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.029)	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.91%	0.03%	0.04%	1.62%	2.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.07%	0.13%	0.18%	0.18%
Net investment income (loss)[3]	3.19%	0.03%	0.05%	1.47%	2.02%
Supplemental data:
Net assets, end of year (000’s)	$14,119,574	$7,592,865	$10,472,327	$13,354,479	$6,934,537

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.031	0.000 [1]	0.001	0.018	0.022
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	—
Net increase (decrease) from operations	0.031	0.000 [1]	0.001	0.018	0.022
Dividends from net investment income	(0.031)	(0.000)[1]	(0.001)	(0.018)	(0.022)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.031)	(0.000)[1]	(0.001)	(0.018)	(0.022)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	3.11%	0.04%	0.10%	1.82%	2.19%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.15%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	3.78%	0.03%	0.12%	1.77%	2.20%
Supplemental data:
Net assets, end of year (000’s)	$5,407,481	$1,036,118	$2,021,456	$3,830,044	$2,799,959

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.018	0.000 [1]	0.000 [1]	0.011	0.013
Net realized and unrealized gain (loss)	(0.000)[1]	—	—	—	—
Net increase (decrease) from operations	0.018	0.000 [1]	0.000 [1]	0.011	0.013
Dividends from net investment income	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)
Distributions from net realized gains	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.018)	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.72%	0.04%	0.01%	1.15%	1.30%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursements[3]	0.18%	0.06%	0.12%	0.18%	0.18%
Net investment income (loss)[3]	1.73%	0.04%	0.01%	1.13%	1.29%
Supplemental data:
Net assets, end of year (000’s)	$590,575	$632,713	$673,846	$1,973,068	$1,677,875

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional Fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves Fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (60.88% for Prime Institutional Fund, 31.31% for ESG Prime Institutional Fund, 30.10% for Government Institutional Fund, 40.64% for Treasury Institutional Fund, 60.55% for Prime Reserves Fund, and 64.22% for Tax-Free Reserves Fund at April 30, 2023.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

UBS Institutional/Reserves Funds

Notes to financial statements

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2023, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

UBS Institutional/Reserves Funds

Notes to financial statements

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2023, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Prime Institutional Fund	$430,888
ESG Prime Institutional Fund	55,977
Government Institutional Fund	272,528
Treasury Institutional Fund	763,315
Prime Reserves Fund	314,394
Tax-Free Reserves Fund	5,011

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2023, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

UBS Institutional/Reserves Funds

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2023, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2023 and April 30, 2022 were as follows:

Prime Institutional Fund

	For the year ended April 30,
	2023		2022
	Shares	Amount	Shares	Amount
Shares sold	13,783,612,753	$13,785,235,487	1,929,904,930	1,930,090,019
Shares repurchased	(9,285,215,972)	(9,286,337,079)	(4,341,543,337)	(4,342,156,935)
Dividends reinvested	144,538,696	144,560,115	602,531	602,549
Net increase (decrease)	4,642,935,477	$4,643,458,523	(2,411,035,876)	$(2,411,464,367)

ESG Prime Institutional Fund

	For the year ended April 30,
	2023		2022
	Shares	Amount	Shares	Amount
Shares sold	2,209,351,688	$2,209,980,465	107,899,379	$107,937,292
Shares repurchased	(1,310,706,303)	(1,311,074,340)	(165,712,028)	(165,782,866)
Dividends reinvested	20,607,521	20,614,089	68,138	68,163
Net increase (decrease)	919,252,906	$919,520,214	(57,744,511)	$(57,777,411)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the years ended April 30,
	2023	2022
Shares sold	$19,356,432,665	$7,965,960,932
Shares repurchased	(15,353,396,193)	(9,108,955,974)
Dividends reinvested	80,849,363	311,486
Net increase (decrease) in beneficial interest	$4,083,885,835	$(1,142,683,556)

Treasury Institutional Fund

	For the years ended April 30,
	2023	2022
Shares sold	$42,977,805,928	$19,029,880,083
Shares repurchased	(36,658,383,872)	(21,910,546,565)
Dividends reinvested	207,055,288	1,207,327
Net increase (decrease) in beneficial interest	$6,526,477,344	$(2,879,459,155)

UBS Institutional/Reserves Funds

Notes to financial statements

Prime Reserves Fund

	For the years ended April 30,
	2023	2022
Shares sold	$10,413,568,805	$458,599,033
Shares repurchased	(6,142,444,025)	(1,444,144,944)
Dividends reinvested	100,262,131	215,985
Net increase (decrease) in beneficial interest	$4,371,386,911	$(985,329,926)

Tax-Free Reserves Fund

	For the years ended April 30,
	2023	2022
Shares sold	$1,102,126,859	$589,619,644
Shares repurchased	(1,152,362,440)	(630,864,048)
Dividends reinvested	8,098,382	110,929
Net increase (decrease) in beneficial interest	$(42,137,199)	$(41,133,475)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2023 and April 30, 2022 were as follows:

	2023			2022
Fund	Tax-exempt income	Ordinary income	Long- term realized capital gains	Tax-exempt income	Ordinary income	Long- term realized capital gains
Prime Institutional Fund	$—	$184,698,832	$—	$—	$1,273,843	$—
ESG Prime Institutional Fund	—	26,468,580	—	—	106,424	—
Government Institutional Fund	—	122,303,466	—	—	442,196	495
Treasury Institutional Fund	—	293,967,577	—	—	2,546,336	4,266
Prime Reserves Fund	—	127,101,711	—	—	444,674	—
Tax-Free Reserves Fund	10,479,712	22	51	233,771	—	—

UBS Institutional/Reserves Funds

Notes to financial statements

At April 30, 2023, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Prime Institutional Fund	$—	$29,307,539	$—	$(33,272)	$(662,511)	$(29,308,024)	$(696,268)
ESG Prime Institutional Fund	—	4,327,486	—	(6,236)	(80,287)	(4,327,488)	(86,525)
Government Institutional Fund	—	22,025,779	—	—	—	(22,026,043)	(264)
Treasury Institutional Fund	—	54,114,677	228,815	—	—	(54,114,680)	228,812
Prime Reserves Fund	—	21,185,062	—	(24,554)	—	(21,185,030)	(24,522)
Tax-Free Reserves Fund	1,318,155	—	—	—	—	(1,317,967)	188

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2023, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
Prime Institutional Fund	$33,272	$—	$33,272
ESG Prime Institutional Fund	6,236	—	6,236
Prime Reserves Fund	24,554	—	24,554

During the fiscal year ended April 30, 2023, none of the Funds had capital loss carryforwards utilized.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for ESG Prime Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business on the date listed below, the Target Funds reorganized into existing Destination Funds within the Trust. The reorganizations into existing Destination Funds were as follows:

Target Fund	Destination Fund
UBS Select Prime Investor Fund	UBS Select Prime Institutional Fund
UBS Select ESG Prime Investor Fund	UBS Select ESG Prime Institutional Fund
UBS Select Government Investor Fund	UBS Select Government Institutional Fund
UBS Select Treasury Investor Fund	UBS Select Treasury Institutional Fund
UBS Prime Investor Fund	UBS Prime Reserves Fund
UBS Tax-Free Investor Fund	UBS Tax-Free Reserves Fund

Pursuant to an Agreement and Plan of Reorganization (the “Reorganizations”), each Target Fund transferred all of its assets to the corresponding Destination Fund. In exchange, the applicable Destination Fund assumed all of the

UBS Institutional/Reserves Funds

Notes to financial statements

liabilities of the applicable Target Fund. The reorganizations were accomplished by a tax-free exchange of shares of the Target Funds for shares of the Destination Funds outstanding following the close of business on January 20, 2023. The Target Funds’ Board determined that the Reorganizations were in the best interests of the shareholders of the Target Funds. The Target Funds and the Destination Funds have the same investment objective, principle investment strategies and principle risks. Additionally, each Target Fund and Destination Fund held proportionate interests in the assets of the applicable series of Master Trust.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
UBS Select Prime Investor Fund	462,975,626	UBS Select Prime Institutional Fund	463,021,915	$463,105,141	1.00
UBS Select ESG Prime Investor Fund	3,039,635	UBS Select ESG Prime Institutional Fund	3,036,900	3,038,176	1.00
UBS Select Government Investor Fund	166,327,509	UBS Select Government Institutional Fund	166,327,509	166,317,795	1.00
UBS Select Treasury Investor Fund	332,999,405	UBS Select Treasury Institutional Fund	332,999,405	332,999,088	1.00
UBS Prime Investor Fund	283,120,174	UBS Prime Reserves Fund	283,120,174	283,120,190	1.00
UBS Tax-Free Investor Fund	29,717,207	UBS Tax-Free Reserves Fund	29,717,207	29,717,195	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on Reorganization Date.

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization

UBS Select Prime Investor Fund	$312,683	$463,105,141	UBS Select Prime Institutional Fund	$6,615,328,161	$7,078,433,302

UBS Select ESG Prime Investor Fund	4,139	3,038,176	UBS Select ESG Prime Institutional Fund	987,135,991	990,174,167

UBS Select Government Investor Fund	—	166,317,795	UBS Select Government Institutional Fund	4,881,256,093	5,047,573,888

UBS Select Treasury Investor Fund	—	332,999,088	UBS Select Treasury Institutional Fund	10,227,269,451	10,560,268,539

UBS Prime Investor Fund	—	283,120,190	UBS Prime Reserves Fund	4,745,792,399	5,028,912,589

UBS Tax-Free Investor Fund	—	29,717,195	UBS Tax-Free Reserves Fund	640,391,633	670,108,828

Assuming the reorganizations had been completed as of the beginning of the annual reporting period of the relevant accounting and performance survivors, the pro forma results of operations for the period ended April 30, 2023 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized Gain (Loss) and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
UBS Select Prime Institutional Fund	$194,989,471	$712,306	$195,701,777
UBS Select ESG Prime Institutional Fund	26,560,167	(54,427)	26,505,740
UBS Select Government Institutional Fund	125,702,674	—	125,702,674
UBS Select Treasury Institutional Fund	301,076,761	239,017	301,315,778
UBS Prime Reserves Fund	133,351,637	(24,552)	133,327,085
UBS Tax-Free Reserves Fund	10,802,571	24	10,802,595

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”) (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds comprising the Trust) at April 30, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund UBS Prime Reserves Fund UBS Select Government Institutional Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
UBS Select ESG Prime Institutional Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the three years in the period ended April 30, 2023 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2023:

Fund	Qualified interest income	Qualified short term capital gains
Prime Institutional Fund	$101,504,839	$—
ESG Prime Institutional Fund	9,012,545	—
Government Institutional Fund	122,303,466	—
Treasury Institutional Fund	276,364,706	—
Prime Reserves Fund	50,767,573	—

Master Trust

Annual Report  |  April 30, 2023

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited)  (concluded)

	Beginning account value November 1, 2022	Ending account value April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Treasury Master Fund
Actual	$1,000.00	$1,021.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,012.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.3%
Japan	8.2
Canada	6.9
Australia	5.3
Singapore	4.5
Total	82.2%

Portfolio composition[2]
Repurchase agreements	42.0%
Commercial paper	41.1
Certificates of deposit	13.8
Time deposits	3.0
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	47.1%
Canada	11.0
Japan	7.4
Australia	5.2
Sweden	5.0
Total	75.7%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	29.7
Certificates of deposit	13.2
Time deposits	2.9
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Repurchase agreements	73.5%
U.S. government agency obligations	22.1
U.S. Treasury obligations	4.9
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Treasury Master Fund
Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	91.1%
U.S. Treasury obligations	8.8
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	13 days

Top five issuer breakdown by country or territory of origin[2]
United States	45.0%
Canada	9.0
Japan	8.2
Germany	7.0
Australia	5.1
Total	74.3%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	24.6
Certificates of deposit	15.3
Time deposits	6.0
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	94.7%
Tax-exempt commercial paper	5.0
Other assets in excess of liabilities	0.3
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.8%
Banking-non-U.S.—13.0%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$53,000,000	$53,016,969
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	60,000,000	60,019,586
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	25,000,000	25,001,911
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	67,000,000	66,949,556
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	60,000,000	60,007,044
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	60,000,000	60,009,679
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	70,000,000	69,940,305
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	42,000,000	42,011,052
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	54,000,000	54,008,958
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	54,000,000	54,012,674
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	59,000,000	59,031,029
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	60,000,000	60,002,554
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	48,000,000	48,004,112
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	62,000,000	61,990,371
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	20,000,000	20,005,457
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	50,000,000	50,016,430
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	40,000,000	40,013,415
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	63,000,000	62,979,335
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	60,000,000	59,987,208
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	88,000,000	88,004,476
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	60,000,000	59,999,776
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	60,000,000	60,012,934
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	58,000,000	57,999,362
4.800%, due 05/19/23	48,000,000	47,996,025
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	60,000,000	60,007,378

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$60,000,000	$60,011,279
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	41,000,000	41,023,090
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	60,000,000	60,018,229
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	53,000,000	53,019,084

		1,595,099,278

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	49,000,000	49,013,446
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	40,000,000	40,014,156

		89,027,602
Total Certificates of deposit (cost—$1,684,000,000)		1,684,126,880

Commercial paper—41.1%
Asset-backed-miscellaneous—14.4%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	66,000,000	65,778,196
Antalis SA
4.800%, due 05/03/23	16,000,000	15,989,207
4.800%, due 05/04/23	15,000,000	14,987,853
4.800%, due 05/09/23	43,300,000	43,235,170
5.300%, due 07/06/23	18,000,000	17,821,704
5.300%, due 07/20/23	25,000,000	24,700,508
Barton Capital SA
4.820%, due 05/01/23	50,000,000	49,979,900
4.820%, due 05/22/23	20,000,000	19,933,613
5.110%, due 06/05/23	24,000,000	23,871,129
Cabot Trail Funding LLC 4.870%, due 06/20/23	64,000,000	63,516,640
Chariot Funding LLC
4.780%, due 06/02/23	41,000,000	40,799,977
4.940%, due 07/18/23	25,000,000	24,711,663
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	21,000,000	21,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	52,000,000	51,347,036
5.210%, due 07/31/23	33,000,000	32,551,847
Liberty Street Funding LLC
4.730%, due 05/02/23	41,000,000	40,978,015
4.740%, due 05/02/23	20,000,000	19,989,276
4.750%, due 05/09/23	12,000,000	11,982,184
4.830%, due 05/23/23	21,000,000	20,927,623
4.900%, due 06/23/23	21,000,000	20,832,355
LMA-Americas LLC
4.770%, due 05/22/23	40,300,000	40,165,344

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.820%, due 05/26/23	$23,000,000	$22,909,643
4.820%, due 05/30/23	19,000,000	18,914,255
4.895%, due 08/03/23	23,000,000	22,673,716
5.080%, due 06/05/23	24,000,000	23,870,825
5.200%, due 07/20/23	20,000,000	19,757,963
5.220%, due 08/14/23	40,000,000	39,369,040
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	73,000,000	72,507,883
Old Line Funding Llc 4.890%, due 07/19/23	30,000,000	29,678,075
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	25,000,000	25,002,464
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	20,000,000	20,000,839
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	44,000,000	44,010,957
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	41,000,000	40,967,002
4.820%, due 06/06/23	60,000,000	59,668,175
5.160%, due 07/13/23	41,000,000	40,547,141
Thunder Bay Funding LLC
4.880%, due 08/08/23	41,000,000	40,396,863
4.890%, due 07/19/23	18,000,000	17,806,845
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	30,000,000	30,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	20,000,000	19,972,989
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	41,000,000	41,000,000
5.320%, due 07/20/23	18,000,000	17,782,540
Victory Receivables Corp.
4.800%, due 05/16/23	61,000,000	60,850,214
4.840%, due 06/02/23	63,000,000	62,690,810
5.200%, due 07/24/23	60,000,000	59,247,305
5.210%, due 07/31/23	49,000,000	48,334,561

		1,764,059,345

Banking-non-U.S.—24.9%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	51,000,000	51,000,000

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	$28,000,000	$28,001,706
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	45,000,000	45,046,480
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	40,000,000	40,005,783
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	51,000,000	51,036,158
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	49,000,000	49,027,739
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	60,000,000	60,029,987
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	41,000,000	41,051,432
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	51,000,000	50,972,591
Barclays Bank PLC
4.810%, due 05/11/23	48,000,000	47,915,032
4.830%, due 05/04/23	54,000,000	53,978,265
4.850%, due 05/01/23	24,000,000	23,990,280
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	68,000,000	68,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	16,000,000	16,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	40,000,000	40,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	35,000,000	35,018,880
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.670%, 5.480%, due 05/09/23[1,2]	35,000,000	35,005,989
DBS Bank Ltd. 4.910%, due 08/07/23	31,000,000	30,558,007
4.930%, due 08/09/23	41,000,000	40,402,446
5.170%, due 07/05/23	35,000,000	34,668,585
5.310%, due 10/20/23	40,000,000	38,984,417
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	140,000,000	139,944,455
4.905%, due 05/11/23	25,000,000	24,956,071
Erste Finance Delaware LLC
4.820%, due 05/01/23	60,000,000	59,975,785
4.830%, due 05/02/23	260,000,000	259,859,974
Federation des Caisses Desjardins du Quebec 4.890%, due 08/01/23	48,000,000	47,358,053

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$63,000,000	$62,070,015
Mizuho Bank Ltd.
4.785%, due 05/19/23	57,000,000	56,835,978
5.215%, due 07/27/23	60,000,000	59,212,500
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	62,000,000	61,943,426
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	60,000,000	60,014,629
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	38,000,000	38,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	45,000,000	45,021,389
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	33,000,000	33,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	38,000,000	38,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	50,000,000	50,064,469
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	54,000,000	54,010,502
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.070%, due 06/06/23	41,000,000	40,779,604
5.364%, due 08/16/23	48,000,000	47,235,280
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	62,000,000	62,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	41,000,000	41,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	69,000,000	68,903,097
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	60,000,000	60,028,755
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	38,000,000	38,000,000
5.260%, due 08/18/23	60,000,000	59,019,253

	Face amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	40,000,000	40,015,684
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	27,000,000	27,014,662
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	39,000,000	39,000,000

		3,052,957,358

Banking-U.S.—1.8%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	36,000,000	36,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	51,000,000	51,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	26,000,000	25,995,369
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	41,000,000	41,000,000

		214,995,369
Total commercial paper (cost—$5,033,031,852)		5,032,012,072

Time deposits—3.0%
Banking-non-U.S.—3.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	44,000,000	44,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	125,000,000	125,000,000
Total time deposits (cost—$369,000,000)		369,000,000

Repurchase agreements—42.0%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $33,015,787 various asset-backed convertible bonds, zero coupon to 5.250% due 05/15/23 to 09/30/29; (value—$56,384,047); proceeds: $51,070,833[3]	50,000,000	50,000,000

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $46,511,000 various asset-backed convertible bonds, zero coupon to 7.500% due 06/01/25 to 01/23/49; (value—$60,719,513); proceeds: $55,134,000[3]	$54,000,000	$54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $74,181,847 various asset-backed convertible bonds, zero coupon to 6.750% due 09/01/23 to 10/25/69; and 4,000,000 shares of various equity securities; (value—$63,237,863); proceeds: $60,820,167[3]	60,000,000	60,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $91,467,000 various asset-backed convertible bonds, 3.875% to 11.250% due 09/15/23 to 11/23/81; (value—$81,000,281); proceeds: $86,518,500[3]	75,000,000	75,000,000
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $130,618,800 U.S. Treasury Note, 5.094% due 07/31/23; (value—$130,560,010); proceeds: $128,051,200	128,000,000	128,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $234,445,430 various asset-backed convertible bonds, zero coupon to 13.000% due 05/10/23 to 12/31/2099 and 606,061 shares of various equity securities; (value—$185,958,313); proceeds: $175,716,625[3]	175,000,000	175,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $258,565,642 various asset-backed convertible bonds, zero coupon to 12.950% due 06/15/23 to 12/31/99 and 4,400,000 shares of various equity securities; (value—$189,064,249); proceeds: $175,072,042	175,000,000	175,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $11,244,185,527 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.108% due 08/25/26 to 10/25/55, and $147,160,984 Federal National Mortgage Association obligations, 2.000% due 05/01/51; (value—$410,544,697); proceeds: $400,160,000	$400,000,000	$400,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $4,225,342,600 U.S. Treasury Notes, 0.125% to 0.750% due 08/15/23 to 11/15/24; (value—$4,026,610,085); proceeds: $4,026,610,000	4,025,000,000	4,025,000,000
Total repurchase agreements (cost—$5,142,000,000)		5,142,000,000
Total investments (cost—$12,228,031,852 which approximates cost for federal income tax purposes)—99.9%		12,227,138,952

Other assets in excess of liabilities—0.1%		18,086,271
Net assets—100.0%		$12,245,225,223

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,684,126,880	$—	$1,684,126,880
Commercial paper	—	5,032,012,072	—	5,032,012,072
Time deposits	—	369,000,000	—	369,000,000
Repurchase agreements	—	5,142,000,000	—	5,142,000,000
Total	$—	$12,227,138,952	$—	$12,227,138,952

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,210,218,869, represented 18.0% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.2%
Banking-non-U.S.—12.4%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$15,000,000	$15,004,803
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	17,000,000	17,005,549
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	5,000,000	5,000,382
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	17,000,000	16,987,201
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	17,000,000	17,001,996
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	17,000,000	17,002,742
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	14,000,000	14,003,684
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	15,000,000	15,002,488
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	15,000,000	15,003,521
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	18,000,000	18,009,467
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	17,000,000	17,000,724
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	15,000,000	15,001,285
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	18,000,000	17,997,204
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	6,000,000	6,001,637
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	15,000,000	15,004,929
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	14,000,000	14,004,695
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	18,000,000	17,994,096
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	18,000,000	17,996,162
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	26,000,000	26,001,323
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	18,000,000	17,999,933
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	18,000,000	18,003,880
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	17,000,000	16,999,813
4.800%, due 05/19/23	18,000,000	17,998,509
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	8,000,000	8,000,984
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	17,000,000	17,003,196

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	$14,000,000	$14,007,884
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	17,000,000	17,005,165

		424,043,252

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	14,000,000	14,003,842
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	14,000,000	14,004,954

		28,008,796
Total Certificates of deposit (cost—$452,000,000)		452,052,048

Commercial paper—54.0%
Asset-backed-miscellaneous—16.0%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	19,000,000	18,936,147
Antalis SA
4.800%, due 05/03/23	5,000,000	4,996,627
4.800%, due 05/04/23	4,000,000	3,996,761
4.800%, due 05/09/23	13,000,000	12,980,536
5.300%, due 07/06/23	6,000,000	5,940,568
5.300%, due 07/20/23	9,400,000	9,287,391
Barton Capital SA
4.760%, due 05/09/23	17,814,000	17,787,470
4.820%, due 05/01/23	15,000,000	14,993,970
4.820%, due 05/22/23	6,000,000	5,980,084
5.110%, due 06/05/23	7,000,000	6,962,413
Cabot Trail Funding LLC 4.870%, due 06/20/23	18,000,000	17,864,055
Chariot Funding LLC
4.780%, due 06/02/23	12,000,000	11,941,457
4.940%, due 07/18/23	7,000,000	6,919,266
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	6,000,000	6,000,000
Gotham Funding Corp. 5.200%, due 07/24/23	15,000,000	14,811,645
Liberty Street Funding LLC
4.730%, due 05/02/23	12,000,000	11,993,565
4.740%, due 05/02/23	6,000,000	5,996,783
4.750%, due 05/09/23	4,000,000	3,994,061
4.830%, due 05/23/23	6,000,000	5,979,321
4.900%, due 06/23/23	6,000,000	5,952,101
LMA-Americas LLC
4.820%, due 05/26/23	7,000,000	6,972,500
4.820%, due 05/30/23	6,000,000	5,972,923
5.080%, due 06/05/23	7,000,000	6,962,324
5.200%, due 07/20/23	6,000,000	5,927,389
5.220%, due 08/14/23	11,200,000	11,023,331
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	20,000,000	19,865,173

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding Llc 4.890%, due 07/19/23	$10,000,000	$9,892,692
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	7,000,000	7,000,690
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	6,000,000	6,000,252
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	8,000,000	8,001,992
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	12,000,000	11,990,342
4.820%, due 06/06/23	18,000,000	17,900,452
5.160%, due 07/13/23	12,000,000	11,867,456
Starbird Funding Corp. 4.800%, due 05/01/23	25,000,000	24,989,950
Thunder Bay Funding LLC
4.880%, due 08/08/23	12,000,000	11,823,472
4.890%, due 07/19/23	5,000,000	4,946,346
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	6,000,000	6,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	6,000,000	5,991,897
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	12,000,000	12,000,000
5.320%, due 07/20/23	7,000,000	6,915,432
Victory Receivables Corp.
4.740%, due 05/04/23	14,000,000	13,988,732
4.800%, due 05/16/23	18,000,000	17,955,801
4.840%, due 06/02/23	18,000,000	17,911,660
5.200%, due 07/24/23	18,000,000	17,774,191
5.210%, due 07/31/23	14,000,000	13,809,875

		545,799,093

Banking-non-U.S.—34.8%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	10,000,000	10,000,609
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	14,000,000	14,014,460

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	$14,000,000	$14,002,024
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	15,000,000	15,010,635
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/02/23[1]	25,000,000	25,001,650
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	14,000,000	14,007,926
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	18,000,000	18,008,996
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	11,000,000	11,002,182
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	14,000,000	14,017,562
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	15,000,000	14,991,938
Barclays Bank PLC
4.810%, due 05/11/23	14,000,000	13,975,218
4.830%, due 05/04/23	11,000,000	10,995,573
4.850%, due 05/01/23	9,000,000	8,996,355
4.880%, due 05/24/23	10,000,000	9,963,997
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	19,000,000	19,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	13,000,000	13,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	10,000,000	10,005,394
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 4.800%, due 05/01/23	50,000,000	49,980,062
DBS Bank Ltd.
4.910%, due 08/07/23	9,000,000	8,871,680
4.930%, due 08/09/23	12,000,000	11,825,106
5.170%, due 07/05/23	11,000,000	10,895,841
5.310%, due 10/20/23	12,000,000	11,695,325
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.790%, due 05/01/23	125,000,000	124,950,406
Erste Finance Delaware LLC 4.830%, due 05/02/23	125,000,000	124,932,680
Federation des Caisses Desjardins du Quebec
4.810%, due 05/03/23	75,000,000	74,949,469
4.890%, due 08/01/23	15,000,000	14,799,392
5.150%, due 07/11/23	15,000,000	14,844,631

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$18,000,000	$17,734,290
Mizuho Bank Ltd.
4.785%, due 05/19/23	17,000,000	16,951,081
5.215%, due 07/27/23	17,000,000	16,776,875
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	19,000,000	18,982,663
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	17,000,000	17,004,145
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	14,000,000	14,006,654
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	11,000,000	11,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	14,000,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	13,000,000	13,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	15,000,000	15,019,341
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	15,000,000	15,002,917
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	17,000,000	17,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	14,000,000	13,776,957
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	14,000,000	14,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	13,000,000	13,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	19,000,000	18,973,317
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	18,000,000	18,008,626
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	13,000,000	13,000,000
5.260%, due 08/18/23	17,000,000	16,722,122

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	14,000,000	14,005,490
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	14,000,000	14,000,000

		1,187,703,589

Banking-U.S.—3.2%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	11,000,000	11,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	21,000,000	21,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	15,000,000	15,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	8,000,000	7,997,690
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	8,000,000	7,998,575
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	12,000,000	12,000,000

		107,996,265
Total commercial paper (cost—$1,841,898,940)		1,841,498,947

Time deposits—2.9%
Banking-non-U.S.—2.9%
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	50,000,000	50,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	50,000,000	50,000,000
Total time deposits (cost—$100,000,000)		100,000,000

Repurchase agreements—29.7%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $1,390,000 various asset-backed convertible bonds, zero coupon to 0.500% due 02/01/26 to 04/01/26; (value—$1,150,003); proceeds: $1,021,417[3]	1,000,000	1,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $7,000,000 various asset-backed convertible bonds, zero coupon to 4.536% due 06/01/38 to 07/01/53 and 17,145,117 shares of various equity securities ; (value—$21,000,002); proceeds: $20,273,389[3]	$20,000,000	$20,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $26,437,000 various asset-backed convertible bonds, zero coupon to 6.000% due 09/01/23 to 03/15/44; (value—$26,739,093); proceeds: $25,102,375[3]	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by 254,248,200 U.S. Treasury Bonds, 2.000% to 3.000% due 05/15/42 to 02/15/50; (value—$196,860,022); proceeds: $193,077,200	193,000,000	193,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $852,797,700 U.S. Treasury Notes, 0.250% to 3.875% due 10/31/25 to 11/30/29; (value—$790,500,057); proceeds: $775,310,000	$775,000,000	$775,000,000
Total repurchase agreements (cost—$1,014,000,000)		1,014,000,000
Total investments (cost—$3,407,898,940 which approximates cost for federal income tax purposes)—99.8%		3,407,550,995

Other assets in excess of liabilities—0.2%		5,200,330
Net assets—100.0%		$3,412,751,325

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$452,052,048	$—	$452,052,048
Commercial paper	—	1,841,498,947	—	1,841,498,947
Time deposits	—	100,000,000	—	100,000,000
Repurchase agreements	—	1,014,000,000	—	1,014,000,000
Total	$—	$3,407,550,995	$—	$3,407,550,995

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $704,065,240, represented 20.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. government agency obligations—22.1%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	28,000,000	28,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	40,000,000	39,994,052
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.075%, 4.885%, due 05/01/23[1]	103,500,000	103,500,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.105%, 4.915%, due 05/01/23[1]	19,500,000	19,500,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	85,500,000	85,500,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	65,000,000	65,000,000
Secured Overnight Financing Rate + 0.135%, 4.945%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 4.950%, due 05/01/23[1]	86,000,000	86,003,900
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 4.970%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.165%, 4.975%, due 05/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 4.980%, due 05/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 4.990%, due 05/01/23[1]	58,000,000	58,000,000

	Face amount	Value

U.S. government agency obligations—(concluded)
Secured Overnight Financing Rate + 0.200%, 5.010%, due 05/01/23[1]	$60,000,000	$60,000,000
Federal Home Loan Bank Discount Notes
4.610%, due 05/04/23[2]	86,000,000	85,966,962
4.650%, due 05/03/23[2]	87,000,000	86,977,525
4.661%, due 05/10/23[2]	91,000,000	90,893,962
4.714%, due 08/04/23[2]	62,000,000	61,228,737
4.730%, due 08/02/23[2]	62,000,000	61,242,412
4.775%, due 05/03/23[2]	190,000,000	189,949,597
4.794%, due 05/31/23[2]	35,000,000	34,860,175
4.805%, due 08/14/23[2]	83,000,000	81,836,789
4.900%, due 06/12/23[2]	191,000,000	189,908,117
4.960%, due 07/25/23[2]	110,000,000	108,711,778
4.960%, due 07/26/23[2]	81,000,000	80,040,240
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.030%, 4.840%, due 05/01/23[1]	148,500,000	148,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	63,500,000	63,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	150,000,000	150,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	224,000,000	224,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/03/24[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	82,000,000	82,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	170,000,000	170,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,500,000	86,500,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 4.890%, due 05/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	49,500,000	49,500,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	162,000,000	162,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	169,000,000	169,000,000
Total U.S. government agency obligations (cost—$4,251,114,246)		4,251,114,246

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—4.9%
U.S. Treasury Bills, 4.757%, due 05/30/23[3]	$179,000,000	$178,333,820
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.037%, 5.168%, due 05/01/23[1]	226,000,000	225,911,674
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[1]	204,000,000	203,882,945
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[1]	338,000,000	338,116,222
Total U.S. Treasury obligations (cost—$946,244,661)		946,244,661

Repurchase agreements—73.5%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 06/02/23, collateralized by $36,351,887 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 12/01/24 to 12/01/52, $360,468,309 Federal National Mortgage Association obligations, 2.000% to 5.500% due 05/01/24 to 10/01/52; (value—$102,000,000); proceeds: $105,266,667[4]	100,000,000	100,000,000
Repurchase agreement dated 04/28/23 with Toronto-Dominion Bank, 4.800% due 05/01/23, collateralized by $550,462,650 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.348% due 07/15/36 to 10/15/52 and $454,578,917 Federal National Mortgage Association obligations, 2.000% to 5.470% due 06/25/29 to 12/25/52; (value—$102,000,000); proceeds: $100,040,000	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 05/05/23, collateralized by $247,246,240 Federal Home Loan Mortgage Corp., zero coupon to 4.500% due 08/25/29 to 10/25/49, $166,860,376 Federal National Mortgage Association Obligations, zero coupon to 4.000% due 03/25/35 to 10/25/58, $2,660,888,128 Government National Mortgage Association Obligations, zero coupon to 6.000% due 08/16/39 to 03/16/64 ; (value—$206,000,001); proceeds: $202,356,444[4]	200,000,000	200,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC 4.820% due 05/05/23, collateralized by $212,703,101 Federal National Mortgage Association obligations, 5.000% due 07/01/52 to 11/01/52; (value—$204,000,001); proceeds: $ 202,356,444[4]	200,000,000	200,000,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $175,175,000 Federal Home Loan Banks, 2.540% to 5.350% due 02/21/24 to 08/16/46, $181,691,000 Federal Farm Credit Banks Funding Corp., 2.450% to 2.990% due 07/18/34 to 11/01/41; (value—$306,000,674); proceeds: $300,120,000	$300,000,000	$300,000,000
Repurchase agreement dated 04/28/23 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 05/01/23, collateralized by $449,512,105 Federal National Mortgage Association obligations, 2.000% to 6.000% due 02/01/26 to 04/01/53, $41,370,000 Federal Home Loan Mortgage Corp., 1.853% to 4.118% due 09/25/28 to 11/25/32 and $96,720,036 Government National Mortgage Association obligations, 2.000% to 5.500% due 03/20/41 to 01/20/53; (value—$306,000,000; proceeds: $300,120,000	300,000,000	300,000,000
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.800% due 05/01/23, collateralized by $217,920,152 Federal Home Loan Mortgage Corp., 2.092% to 4.371% due 08/01/28 to 03/01/47, $1,441,715,330 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/26 to 04/01/53; (value—$1,020,000,001); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $5,920,338,400 U.S. Treasury Notes, 1.875% due 02/15/32; (value—$5,212,084,065); proceeds: $5,212,084,000	5,210,000,000	5,210,000,000

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $5,368,449,300 U.S. Treasury Notes, 5.094% due 7/31/23, $250,000,000 U.S. Treasury Bills, zero coupon due 7/27/23, $961,481,400 U.S. Treasury Inflation Index Bonds, 0.375% due 7/15/23; (value—$6,855,420,125); proceeds: $6,723,688,400	$6,721,000,000	$6,721,000,000
Total repurchase agreements (cost—$14,131,000,000)		14,131,000,000
Total investments (cost—$19,328,358,907 which approximates cost for federal income tax purposes)—100.5%		19,328,358,907

Liabilities in excess of other assets—(0.5)%		(93,394,147)
Net assets—100.0%		$19,234,964,760

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$4,251,114,246	$—	$4,251,114,246
U.S. Treasury obligations	—	946,244,661	—	946,244,661
Repurchase agreements	—	14,131,000,000	—	14,131,000,000
Total	$—	$19,328,358,907	$—	$19,328,358,907

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—8.8%
U.S. Treasury Bills, 4.757%, due 05/30/23[1]	$331,000,000	$329,768,126
U.S. Treasury Notes
3 mo.Treasury money market yield – 0.075%, 5.056%, due 05/01/23[2]	200,000,000	199,999,991
3 mo. Treasury money market yield + 0.030%, 5.166%, due 05/01/23[2]	468,575,000	468,575,000
3 mo.Treasury money market yield + 0.037%, 5.168%, due 05/01/23[2]	935,000,000	934,672,185
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[2]	515,000,000	514,701,453
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[2]	601,000,000	601,200,629
Total U.S. Treasury obligations (cost—$3,048,917,384)		3,048,917,384

Repurchase agreements—91.1%
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.770% due 05/01/23, collateralized by $154,036,700 U.S. Treasury Bill, zero coupon due 06/20/23; (value—$153,000,033); proceeds: $150,059,625	150,000,000	150,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $290,437,100 U.S. Treasury Bonds, 2.000% to 3.125% due 11/15/41 to 08/15/51; (value—$238,680,040); proceeds: $234,093,600	234,000,000	234,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $300,700,200 U.S. Treasury Bills, zero coupon due 05/04/23 to 04/18/24, $563,679,723 U.S. Treasury Bonds, 1.375% to 6.500% due 08/15/23 to 11/15/52, $1,643,927,200 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/25 to 02/15/53 and $2,994,751,300 U.S. Treasury Notes, 0.125% to 5.331% due 04/30/23 to 11/15/31; (value—$5,839,500,015); proceeds: $5,727,290,000	5,725,000,000	5,725,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,556,994,900 U.S. Treasury Bills, zero coupon due 08/08/23 to 10/26/23 and $5,618,116,800 U.S. Treasury Notes, 1.250% to 5.100% due 07/31/23 to 10/31/23; (value—$7,144,080,053); proceeds: $7,006,801,600	$7,004,000,000	$7,004,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $19,666,744,200 U.S. Treasury Notes, 0.125 to 0.625 due 05/31/23 to 05/15/30; (value—$18,682,470,044); proceeds: $18,682,470,000	18,675,000,000	18,675,000,000
Total repurchase agreements (cost—$31,788,000,000)		31,788,000,000
Total investments (cost—$34,836,917,384 which approximates cost for federal income tax purposes)—99.9%		34,836,917,384

Other assets in excess of liabilities—0.1%		40,929,634
Net assets—100.0%		$34,877,847,018

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$3,048,917,384	$—	$3,048,917,384
Repurchase agreements	—	31,788,000,000	—	31,788,000,000
Total	$—	$34,836,917,384	$—	$34,836,917,384

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2023.
[2]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—15.3%
Banking-non-U.S.—13.5%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$40,000,000	$40,000,000
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	10,000,000	10,000,000
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	45,000,000	45,000,000
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	55,000,000	55,000,000
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	29,000,000	29,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	35,000,000	35,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	67,000,000	67,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	46,000,000	46,000,000
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	45,000,000	45,000,000
4.800%, due 05/19/23	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.280%, 5.090%, due 05/12/23[1]	40,000,000	40,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$45,000,000	$45,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	29,000,000	29,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	46,000,000	46,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	40,000,000	40,000,000

		1,205,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	27,000,000	27,000,000
KBC Bank NV 4.960%, due 05/19/23	100,000,000	100,000,000

		164,000,000
Total Certificates of deposit (cost—$1,369,000,000)		1,369,000,000

Commercial paper—54.0%
Asset-backed-miscellaneous—15.7%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	51,000,000	50,855,712
Antalis SA
4.800%, due 05/03/23	13,000,000	12,996,533
4.800%, due 05/04/23	12,000,000	11,995,200
4.800%, due 05/09/23	33,000,000	32,964,800
5.300%, due 07/06/23	14,000,000	13,863,967
5.300%, due 07/20/23	16,000,000	15,811,556
Barton Capital SA
4.760%, due 05/09/23	16,000,000	15,983,076
4.820%, due 05/22/23	16,000,000	15,955,013
4.860%, due 05/05/23	40,000,000	39,978,400
4.920%, due 05/10/23	14,750,000	14,731,858
5.110%, due 06/05/23	19,000,000	18,905,607
Cabot Trail Funding LLC 4.870%, due 06/20/23	49,000,000	48,668,569
Chariot Funding LLC
4.780%, due 06/02/23	31,000,000	30,868,284
4.940%, due 07/18/23	18,000,000	17,807,340
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 06/12/23[1,2]	26,000,000	26,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	39,450,000	38,971,340
5.210%, due 07/31/23	25,000,000	24,670,757
Liberty Street Funding LLC
4.730%, due 05/02/23	31,000,000	30,995,927

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.740%, due 05/02/23	$16,000,000	$15,997,893
4.750%, due 05/09/23	9,000,000	8,990,500
4.830%, due 05/23/23	15,000,000	14,955,725
4.900%, due 06/23/23	15,000,000	14,891,792
LMA-Americas LLC
4.770%, due 05/22/23	31,000,000	30,913,743
4.800%, due 05/16/23	25,500,000	25,449,000
4.820%, due 05/26/23	18,000,000	17,939,750
4.820%, due 05/30/23	14,000,000	13,945,641
4.895%, due 08/03/23	18,000,000	17,769,935
5.080%, due 06/05/23	19,000,000	18,906,161
5.200%, due 07/20/23	16,000,000	15,815,111
5.220%, due 08/14/23	30,000,000	29,543,250
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	57,000,000	56,645,887
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	31,000,000	31,000,000
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	31,000,000	30,987,833
4.820%, due 06/06/23	46,000,000	45,778,280
5.160%, due 07/13/23	31,000,000	30,675,637
Thunder Bay Funding LLC
4.880%, due 08/08/23	32,000,000	31,570,560
4.890%, due 07/19/23	12,000,000	11,871,230
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	22,000,000	22,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	16,000,000	15,985,222
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	31,000,000	31,000,000
5.320%, due 07/20/23	15,000,000	14,822,667
Victory Receivables Corp.
4.740%, due 05/04/23	33,000,000	32,986,965
4.800%, due 05/16/23	48,000,000	47,904,000
4.840%, due 06/02/23	50,000,000	49,784,889
5.200%, due 07/24/23	23,000,000	22,720,933
5.210%, due 07/31/23	30,000,000	29,604,908

		1,408,481,451

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—35.2%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	$39,000,000	$39,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	20,000,000	19,999,785
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	36,000,000	36,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	28,000,000	28,000,000
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	37,000,000	37,000,000
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	28,000,000	28,000,000
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	37,000,000	36,995,200
Barclays Bank PLC
4.810%, due 05/11/23	38,000,000	37,949,228
4.830%, due 05/04/23	41,000,000	40,983,498
4.850%, due 05/01/23	21,000,000	21,000,000
4.880%, due 05/24/23	35,000,000	34,890,878
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	53,000,000	53,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	27,000,000	27,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	20,000,000	20,000,000
DBS Bank Ltd.
4.910%, due 08/07/23	23,020,000	22,712,312
4.930%, due 08/09/23	32,000,000	31,561,778
5.170%, due 07/05/23	26,000,000	25,757,297
5.310%, due 10/20/23	30,000,000	29,238,900
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	305,000,000	305,000,000
4.905%, due 05/11/23	25,000,000	24,965,938

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC
4.820%, due 05/01/23	$210,000,000	$210,000,000
4.830%, due 05/02/23	115,000,000	114,984,571
Federation des Caisses Desjardins du Quebec
4.810%, due 05/02/23	70,000,000	69,990,647
4.810%, due 05/03/23	90,000,000	89,975,950
4.890%, due 08/01/23	37,000,000	36,537,623
5.150%, due 07/11/23	30,000,000	29,695,292
Lloyds Bank PLC 4.980%, due 08/08/23	48,000,000	47,342,640
Mizuho Bank Ltd.
4.785%, due 05/19/23	43,000,000	42,897,122
5.215%, due 07/27/23	45,000,000	44,432,869
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	35,000,000	35,000,000
Nationwide Building Society 4.800%, due 05/05/23	75,000,000	74,960,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	31,000,000	31,000,000
NRW Bank
4.770%, due 05/02/23	50,000,000	49,993,375
4.780%, due 05/04/23	175,000,000	174,930,292
4.820%, due 05/08/23	75,000,000	74,929,708
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	26,000,000	26,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	38,000,000	38,000,000
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	43,000,000	43,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	36,000,000	35,443,600
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	29,000,000	29,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	$49,000,000	$49,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	29,000,000	29,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	26,000,000	26,000,000
5.260%, due 08/18/23	44,000,000	43,299,251
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	27,000,000	27,000,000

		3,155,467,754

Banking-U.S.—3.1%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	28,000,000	28,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	39,000,000	39,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	21,000,000	21,000,000
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	31,000,000	31,000,000

		279,000,000
Total commercial paper (cost—$4,842,949,205)		4,842,949,205

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Time deposits—6.0%
Banking-non-U.S.—6.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	$325,000,000	$325,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	61,000,000	61,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	150,000,000	150,000,000
Total time deposits (cost—$536,000,000)		536,000,000

Repurchase agreements—24.6%
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $25,276,674, various asset-backed convertible bonds, zero coupon to 14.00% due 03/15/24 to 12/01/81 and 1,882,810 shares of various equity securities; (value—$26,603,501); proceeds: $25,102,375[3]	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.900% due 05/01/23, collateralized by $26,800,063 Asset-backed convertible bond, 7.698% due 10/20/33; (value—$26,750,000); proceeds: $25,010,208	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by 42,003,650 shares of various equity securities; (value—$42,000,001); proceeds: $40,546,778[3]	40,000,000	40,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $71,605,394 various asset-backed convertible bonds, zero coupon to 13.00% due 06/20/23 to 12/31/79 and 100,000 shares of equity securities; (value—$53,912,225); proceeds: $50,020,583	50,000,000	50,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $54,084,938, various asset-backed convertible bonds, zero coupon to 10.50% due 05/15/23 to 12/31/99; (value—$69,061,995); proceeds: $65,266,175[3]	65,000,000	65,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $895,734,500 U.S. Treasury Inflation Index Bonds, 0.375% to 1.250% due 07/15/23 to 04/15/28; (value—$1,020,000,072); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,020,459,300 U.S. Treasury Note, 5.094% due 7/31/23; (value—$1,020,000,001); proceeds: $1,000,400,000	$1,000,000,000	$1,000,000,000
Total repurchase agreements (cost—$2,205,000,000)		2,205,000,000
Total investments (cost—$8,952,949,205 which approximates cost for federal income tax purposes)—99.9%		8,952,949,205

Other assets in excess of liabilities—0.1%		13,336,235
Net assets—100.0%		$8,966,285,440

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,369,000,000	$—	$1,369,000,000
Commercial paper	—	4,842,949,205	—	4,842,949,205
Time deposits	—	536,000,000	—	536,000,000
Repurchase agreements	—	2,205,000,000	—	2,205,000,000
Total	$—	$8,952,949,205	$—	$8,952,949,205

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,774,999,785, represented 19.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—94.7%
Alaska—2.0%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 3.750%, VRD	$5,250,000	$5,250,000
Series B, 3.750%, VRD	6,000,000	6,000,000
Series C, 3.750%, VRD	7,365,000	7,365,000

		18,615,000

Arizona—4.0%
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 3.750%, VRD	37,005,000	37,005,000

California—0.1%
State of California, GO Bonds, Series A-1, 2.950%, VRD	950,000	950,000

Colorado—4.0%
City & County of Denver CO, Refunding, COP, Series A3, 3.800%, VRD	9,725,000	9,725,000
City & County of Denver Co., Refunding, COP,
Series A1, 3.800%, VRD	1,800,000	1,800,000
Series A2, 3.800%, VRD	12,700,000	12,700,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 3.820%, VRD	4,600,000	4,600,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	7,875,000	7,875,000

		36,700,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 3.860%, VRD	1,170,000	1,170,000

District of Columbia—1.2%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 3.900%, VRD	11,000,000	11,000,000

Florida—2.0%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 3.980%, VRD	5,990,000	5,990,000

	Face amount	Value
Municipal bonds—(continued)
Florida—(concluded)
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds 4.000%, VRD	$2,400,000	$2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 3.600%, VRD	10,160,000	10,160,000

		18,550,000

Illinois—12.0%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 4.050%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 3.800%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 3.830%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Refunding, Revenue Bonds 3.770%, VRD	13,400,000	13,400,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds
3.890%, VRD	6,575,000	6,575,000
3.890%, VRD	8,450,000	8,450,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E, 3.880%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 3.880%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 3.880%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 3.880%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 3.850%, VRD	3,630,000	3,630,000

		110,650,000

Indiana—10.1%
Indiana Finance Authority, Ascension Health, Revenue Bonds 3.900%, VRD	17,440,000	17,440,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Indiana—(concluded)
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.700%, VRD	$33,300,000	$33,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series SE, 3.800%, VRD	25,315,000	25,315,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 3.720%, VRD	16,820,000	16,820,000

		92,875,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 3.720%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 3.750%, VRD	6,525,000	6,525,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 3.920%, VRD	7,500,000	7,500,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.000%, VRD	2,910,000	2,910,000

		16,935,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.600%, VRD	700,000	700,000

Michigan—0.2%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 3.800%, VRD	2,100,000	2,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 3.950%, VRD	3,100,000	3,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—(concluded)
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 3.820%, VRD	$1,100,000	$1,100,000

		5,900,000

Mississippi—4.7%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds
Series A, 3.750%, VRD	2,500,000	2,500,000
Series A, 3.850%, VRD	1,845,000	1,845,000
Series B, 3.750%, VRD	7,845,000	7,845,000
Series B, 3.750%, VRD	375,000	375,000
Series B, 3.850%, VRD	600,000	600,000
Series C, 3.750%, VRD	675,000	675,000
Series C, 3.750%, VRD	6,025,000	6,025,000
Series E, 3.750%, VRD	2,220,000	2,220,000
Series G, 3.750%, VRD	900,000	900,000
Series G, 3.750%, VRD	200,000	200,000
Series H, 3.750%, VRD	4,625,000	4,625,000
Series I, 3.750%, VRD	400,000	400,000
Series L, 3.750%, VRD	10,155,000	10,155,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds
Series D, 3.750%, VRD	2,750,000	2,750,000
Series K, 3.750%, VRD	1,750,000	1,750,000

		42,865,000

Missouri—3.9%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds
3.750% VRD	2,395,000	2,395,000
Series C-3, 3.920%, VRD	10,000,000	10,000,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.900%, VRD	5,670,000	5,670,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.800%, VRD	$11,140,000	$11,140,000
Series B-2, 3.700%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.800%, VRD	2,400,000	2,400,000
Series C, 3.720%, VRD	2,500,000	2,500,000

		36,355,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 3.750%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 3.950%, VRD	555,000	555,000

New Hampshire—0.2%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 3.800%, VRD	1,900,000	1,900,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds 4.000%, VRD	1,310,000	1,310,000

New York—15.2%
City of New York, GO Bonds,
Subseries B-3, 3.930%, VRD	8,400,000	8,400,000
Subseries D-4, 3.750%, VRD	2,300,000	2,300,000
Subseries L-4, 3.700%, VRD	4,500,000	4,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 3.880%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 3.750%, VRD	450,000	450,000
Subseries 2012G-1, 3.770%, VRD	13,050,000	13,050,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 3.940%, VRD	$2,060,000	$2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 3.670%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds
3.750%, VRD	700,000	700,000
Series 2008-BB-1-R, 4.000%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 3.700%, VRD	21,625,000	21,625,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
3.730%, VRD	24,465,000	24,465,000
3.760%, VRD	8,250,000	8,250,000
3.860%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 3.700%, VRD	9,745,000	9,745,000
Series A2, 4.000%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.960%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 3.700%, VRD	250,000	250,000
Subseries B-3-RE, 3.720%, VRD	16,500,000	16,500,000

		140,295,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.880%, VRD	9,700,000	9,700,000
Series B-R, 3.880%, VRD	2,985,000	2,985,000
Series C-R, 3.880%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds 3.800%, VRD	18,700,000	18,700,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, GO Bonds,
Series B, 3.650%, VRD	$1,540,000	$1,540,000
Series D, 3.880%, VRD	3,540,000	3,540,000

		41,525,000

Oregon—0.7%
State of Oregon, Veterans, GO Bonds, Series 9, 3.900%, VRD	6,035,000	6,035,000

Pennsylvania—11.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 3.770%, VRD	3,200,000	3,200,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 3.830%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 3.890%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 3.800%, VRD	10,345,000	10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, 3.840%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds 3.950%, VRD	12,000,000	12,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.800%, VRD	29,345,000	29,345,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 4.000%, VRD	6,400,000	6,400,000

		103,030,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 3.900%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 3.820%, VRD	4,150,000	4,150,000

	Face amount	Value
Municipal bonds—(continued)
Texas—9.3%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 3.850%, VRD	$1,450,000	$1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 3.650%, VRD	4,750,000	4,750,000
Series B, 3.650%, VRD	5,000,000	5,000,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 3.860%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.800%, VRD	9,125,000	9,125,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.800%, VRD	1,285,000	1,285,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds, Series A-1, 3.800%, VRD	3,625,000	3,625,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 3.900%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 3.750%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.750%, VRD	4,400,000	4,400,000
Permanent University Fund – University of Texas System, Revenue Bonds, Series A, 3.850%, VRD	6,925,000	6,925,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 3.720%, VRD	6,900,000	6,900,000
State of Texas, Veterans, GO Bonds
3.800%, VRD	7,175,000	7,175,000
4.050%, VRD	575,000	575,000
Series C, 4.050%, VRD	9,140,000	9,140,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B, 3.910%, VRD	$8,500,000	$8,500,000

		85,695,000

Utah—0.6%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.750%, VRD	5,400,000	5,400,000

Virginia—4.3%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds
3.900%, VRD	6,750,000	6,750,000
Series A, 3.720%, VRD	10,000,000	10,000,000
Series D, 3.850%, VRD	14,055,000	14,055,000
Series F, 3.920%, VRD	6,310,000	6,310,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds 3.900%, VRD	2,350,000	2,350,000

		39,465,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 3.900%, VRD	9,400,000	9,400,000
Total municipal bonds (cost—$872,885,000)		872,885,000

	Face amount	Value
Tax-exempt commercial paper—5.0%
Florida—1.1%
Florida Local Government Finance Commission 3.000%, due 05/02/23	$10,000,000	$10,000,000

Minnesota—1.1%
City of Rochester 3.000%, due 05/09/23	10,000,000	10,000,000

Ohio—0.4%
Ohio Higher Educational Facility Commission
2.800%, due 07/06/23	895,000	895,000
2.800%, due 07/06/23	3,000,000	3,000,000

		3,895,000

Texas—2.4%
Board of Regents of the University of Texas System
2.900%, due 06/06/23	10,000,000	10,000,000
3.050%, due 06/05/23	1,890,000	1,890,000
3.100%, due 06/02/23	10,000,000	10,000,000

		21,890,000
Total tax-exempt commercial paper (cost—$45,785,000)		45,785,000
Total investments (cost—$918,670,000 which approximates cost for federal income tax purposes)—99.7%		918,670,000

Other assets in excess of liabilities—0.3%		3,070,853
Net assets—100.0%		$921,740,853

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$872,885,000	$—	$872,885,000
Tax-exempt commercial paper	—	45,785,000	—	45,785,000
Total	$—	$918,670,000	$—	$918,670,000

At April 30, 2023, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,086,031,852	$2,393,898,940	$5,197,358,907	$3,048,917,384	$6,747,949,205	$918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—

Investments, at value
Investments	7,085,138,952	2,393,550,995	5,197,358,907	3,048,917,384	6,747,949,205	918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—
Cash	—	17,357	—	—	—	41,384
Receivable for investments sold	—	—	—	—	—	990,202
Receivable for interest	19,291,250	5,405,204	35,436,250	46,066,279	14,038,919	2,098,848
Total assets	12,246,430,202	3,412,973,556	19,363,795,157	34,882,983,663	8,966,988,124	921,800,434

Liabilities:
Payable for investments purchased	—	—	126,000,000	—	—	—
Payable to affiliate	892,970	222,231	1,494,611	2,583,445	667,618	59,581
Payable to custodian	312,009	—	1,335,786	2,553,200	35,066	—
Total liabilities	1,204,979	222,231	128,830,397	5,136,645	702,684	59,581
Net assets, at value	$12,245,225,223	$3,412,751,325	$19,234,964,760	$34,877,847,018	$8,966,285,440	$921,740,853

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$324,369,264	$99,195,470	$425,226,897	$913,757,099	$231,252,295	$18,444,339
Expenses:
Investment advisory and administration fees	8,576,777	2,654,354	11,015,838	27,226,501	5,811,942	930,614
Trustees’ fees	49,566	24,664	59,530	140,664	37,228	17,925
Total expenses	8,626,343	2,679,018	11,075,368	27,367,165	5,849,170	948,539
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(6,178,544)	—	—	—
Net expenses	8,626,343	2,240,935	4,896,824	27,367,165	5,849,170	948,539
Net investment income (loss)	315,742,921	96,954,535	420,330,073	886,389,934	225,403,125	17,495,800
Net realized gain (loss)	(56,133)	(14,808)	—	776,174	(42,700)	33
Net change in unrealized appreciation (depreciation)	926,524	(12,630)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$316,613,312	$96,927,097	$420,330,073	$887,166,108	$225,360,425	$17,495,833

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$315,742,921	$6,137,488
Net realized gain (loss)	(56,133)	30,020
Net change in unrealized appreciation (depreciation)	926,524	(2,396,525)
Net increase (decrease) in net assets resulting from operations	316,613,312	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	6,991,752,924	(3,890,021,125)
Net increase (decrease) in net assets	7,308,366,236	(3,886,250,142)
Net assets:

Beginning of year	4,936,858,987	8,823,109,129
End of year	$12,245,225,223	$4,936,858,987

	ESG Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$96,954,535	$1,542,924
Net realized gain (loss)	(14,808)	(14,219)
Net change in unrealized appreciation (depreciation)	(12,630)	(357,927)
Net increase (decrease) in net assets resulting from operations	96,927,097	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,846,390,663	857,754,697
Net increase (decrease) in net assets	1,943,317,760	858,925,475
Net assets:

Beginning of year	1,469,433,565	610,508,090
End of year	$3,412,751,325	$1,469,433,565

	Government Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$420,330,073	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	420,330,073	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	14,516,957,059	(4,526,632,556)
Net increase (decrease) in net assets	14,937,287,132	(4,525,015,228)
Net assets:

Beginning of year	4,297,677,628	8,822,692,856
End of year	$19,234,964,760	$4,297,677,628

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$886,389,934	$9,984,379
Net realized gain (loss)	776,174	2,691
Net increase (decrease) in net assets resulting from operations	887,166,108	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	12,309,292,233	(11,003,789,356)
Net increase (decrease) in net assets	13,196,458,341	(10,993,802,286)
Net assets:

Beginning of year	21,681,388,677	32,675,190,963
End of year	$34,877,847,018	$21,681,388,677

	Prime CNAV Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$225,403,125	$2,238,250
Net realized gain (loss)	(42,700)	(2)
Net increase (decrease) in net assets resulting from operations	225,360,425	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	6,832,489,780	(2,543,210,434)
Net increase (decrease) in net assets	7,057,850,205	(2,540,972,186)
Net assets:

Beginning of year	1,908,435,235	4,449,407,421
End of year	$8,966,285,440	$1,908,435,235

	Tax-Free Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$17,495,800	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	17,495,833	387,606
Net increase (decrease) in net assets from beneficial interest transactions	20,558,999	69,072,966
Net increase (decrease) in net assets	38,054,832	69,460,572
Net assets:

Beginning of year	883,686,021	814,225,449
End of year	$921,740,853	$883,686,021

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[1]	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of year (000’s)	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[1]	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of year (000’s)	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[1]	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of year (000’s)	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[1]	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of year (000’s)	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[1]	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of year (000’s)	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2023, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and

Master Trust

Notes to financial statements

Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$892,970
ESG Prime Master Fund	222,231
Government Master Fund	1,494,611
Treasury Master Fund	2,583,445
Prime CNAV Master Fund	667,618
Tax-Free Master Fund	59,581

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2023, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts waived by UBS AM
ESG Prime Master Fund	$438,083
Government Master Fund	6,178,544

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$14,539,432,103	$3,073,650,718
Withdrawals	(7,547,679,179)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$6,991,752,924	$(3,890,021,125)

ESG Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$5,347,381,304	$2,338,578,556
Withdrawals	(3,500,990,641)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,846,390,663	$857,754,697

Government Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$52,020,553,397	$118,340,152,475
Withdrawals	(37,503,596,338)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$14,516,957,059	$(4,526,632,556)

Treasury Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$99,713,434,665	$56,066,375,618
Withdrawals	(87,404,142,432)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$12,309,292,233	$(11,003,789,356)

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$13,206,857,678	$968,414,610
Withdrawals	(6,374,367,898)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$6,832,489,780	$(2,543,210,434)

Tax-Free Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$1,536,214,329	$807,236,613
Withdrawals	(1,515,655,330)	(738,163,647)
Net increase (decrease) in beneficial interest	$20,558,999	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$693,746
Gross unrealized depreciation	(1,586,646)
Net unrealized appreciation (depreciation)	$(892,900)

ESG Prime Master Fund

Gross unrealized appreciation	$200,783
Gross unrealized depreciation	(548,728)
Net unrealized appreciation (depreciation)	$(347,945)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
ESG Prime Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the three years in the period ended April 30, 2023, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021)), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM—Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S127

UBS Preferred Funds

Annual Report  |  April 30, 2023

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 10, 2023

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate eight times during the reporting period, with the last hike pushing it to a range between 4.75% and 5.00%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on short-term investments moved higher—as did the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 4.93% on April 30, 2023, versus 0.36% on April 30, 2022.

•	UBS Select ESG Prime Preferred Fund: 4.94% on April 30, 2023, versus 0.41% on April 30, 2022.

•	UBS Select Government Preferred Fund: 4.76% on April 30, 2023, versus 0.15% on April 30, 2022.

•	UBS Select Treasury Preferred Fund: 4.76% on April 30, 2023, versus 0.28% on April 30, 2022.

•	UBS Prime Preferred Fund: 4.93% on April 30, 2023, versus 0.36% on April 30, 2022.

•	UBS Tax-Free Preferred Fund: 3.43% on April 30, 2023, versus 0.29% on April 30, 2022.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7–9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced several headwinds, including aggressive Fed rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

challenges, the economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Prime Master Fund had a WAM of 21 days. By the end of the period on April 30, 2023, the Prime Master Fund’s WAM was 12 days.

At the security level, we increased the Prime Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocation to commercial paper and, to a lesser extent, time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the ESG Prime Master Fund in which UBS Select ESG Prime Preferred Fund invests was 17 days when the reporting period began. It was 12 days at period-end on April 30, 2023. At the security level, we modestly increased the ESG Prime Master Fund’s exposures to commercial paper and certificates of deposit. In contrast, we slightly decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Government Master Fund in which UBS Select Government Preferred Fund invests was 22 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2023, it was six days. At the security level, we significantly increased the Government Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we reduced its allocations to direct US Treasury obligations and US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Preferred Fund invests was 23 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was three days. At the security level, we significantly increased the Treasury Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and meaningfully reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 22 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Prime CNAV

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

Master Fund’s WAM was 13 days. Over the review period, we increased the Prime CNAV Master Fund’s exposures to repurchase agreements and certificates of deposit. Conversely, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Tax-Free Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we increased the Tax-Free Master Fund’s allocation to municipal bonds and reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Funds with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2022	Ending account value[2] April 30, 2023	Expenses paid during period[3] 11/01/22 to 04/30/23	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,022.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,021.90	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,021.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,020.80	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,021.80	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,012.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Funds annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.93%
Seven-day effective yield after fee waivers[1]	5.05
Seven-day current yield before fee waivers[1]	4.89
Seven-day effective yield before fee waivers[1]	5.01
Weighted average maturity[2]	12 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.94%
Seven-day effective yield after fee waivers[1]	5.06
Seven-day current yield before fee waivers[1]	4.90
Seven-day effective yield before fee waivers[1]	5.02
Weighted average maturity[2]	12 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.76%
Seven-day effective yield after fee waivers[1]	4.88
Seven-day current yield before fee waivers[1]	4.72
Seven-day effective yield before fee waivers[1]	4.84
Weighted average maturity[2]	6 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.76%
Seven-day effective yield after fee waivers[1]	4.87
Seven-day current yield before fee waivers[1]	4.72
Seven-day effective yield before fee waivers[1]	4.83
Weighted average maturity[2]	3 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2023 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	4.93%
Seven-day effective yield after fee waivers[1]	5.05
Seven-day current yield before fee waivers[1]	4.89
Seven-day effective yield before fee waivers[1]	5.01
Weighted average maturity[2]	13 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	3.43%
Seven-day effective yield after fee waivers[1]	3.48
Seven-day current yield before fee waivers[1]	3.39
Seven-day effective yield before fee waivers[1]	3.44
Weighted average maturity[2]	7 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2023

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$4,704,357,564	$2,344,368,708	$12,545,369,412

Investments in Master Fund, at value	$4,703,903,853	2,344,096,911	12,545,369,412
Total assets	4,703,903,853	2,344,096,911	12,545,369,412

Liabilities:
Dividends payable to shareholders	17,927,034	9,419,015	50,166,504
Payable to affiliate	124,257	52,723	272,500
Total liabilities	18,051,291	9,471,738	50,439,004

Net assets	$4,685,852,562	$2,334,625,173	$12,494,930,408
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	4,686,329,136	2,334,919,761	12,494,930,842
Distributable earnings (accumulated losses)	(476,574)	(294,588)	(434)
Net assets	$4,685,852,562	$2,334,625,173	$12,494,930,408
Shares outstanding	4,685,580,665	2,334,163,484	12,494,930,842
Net asset value per share	$1.0001	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2023

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$18,449,475,749	$3,537,279,016	$329,816,876

Investments in Master Fund, at value	18,449,475,749	3,537,279,016	329,816,876
Receivable from affiliate	—	—	18,559
Total assets	18,449,475,749	3,537,279,016	329,835,435

Liabilities:
Dividends payable to shareholders	70,830,447	14,241,507	765,737
Payable to affiliate	429,045	96,188	—
Total liabilities	71,259,492	14,337,695	765,737

Net assets	$18,378,216,257	$3,522,941,321	$329,069,698
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	18,377,730,501	3,522,959,455	329,069,666
Distributable earnings (accumulated losses)	485,756	(18,134)	32
Net assets	$18,378,216,257	$3,522,941,321	$329,069,698
Shares outstanding	18,377,730,501	3,522,959,455	329,069,711
Net asset value per share	$ 1.00	$ 1.00	$ 1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2023

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Investment income:
Interest income allocated from Master Fund	$114,071,754	$71,470,549	$267,940,938
Expenses allocated from Master Fund	(2,879,010)	(1,972,365)	(6,666,318)
Expense waiver allocated from Master Fund	—	350,756	3,489,288
Net investment income allocated from Master Fund	111,192,744	69,848,940	264,763,908
Expenses:
Administration fees	2,272,306	1,553,804	5,283,660
Trustees Fees	25,125	21,681	40,812
	2,297,431	1,575,485	5,324,472
Fee waivers by administrator	(1,149,762)	(787,762)	(2,662,124)
Net expenses	1,147,669	787,723	2,662,348
Net investment income (loss)	110,045,075	69,061,217	262,101,560
Net realized gain (loss) allocated from Master Fund	(22,684)	(10,215)	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	138,775	37,202	—
Net increase (decrease) in net assets resulting from operations	110,161,166	69,088,204	262,101,560

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2023

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master Fund	$532,535,808	$90,828,397	$6,423,973
Expenses allocated from Master Fund	(15,863,311)	(2,202,401)	(312,613)
Net investment income allocated from Master Fund	516,672,497	88,625,996	6,111,360
Expenses:
Administration fees	12,605,526	1,736,837	234,674
Trustees Fees	78,700	22,286	15,172
	12,684,226	1,759,123	249,846
Fee waivers by administrator	(6,342,851)	(879,512)	(124,953)
Net expenses	6,341,375	879,611	124,893
Net investment income (loss)	510,331,122	87,746,385	5,986,467
Net realized gain (loss) allocated from Master Fund	489,680	(18,147)	8
Net increase (decrease) in net assets resulting from operations	510,820,802	87,728,238	5,986,475

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 110,045,075	$ 787,165
Net realized gain (loss) allocated from Master Fund	(22,684)	5,860
Net change in unrealized appreciation (depreciation) allocated from Master Fund	138,775	(522,619)
Net increase (decrease) in net assets resulting from operations	110,161,166	270,406
Total distributions	(110,045,257)	(792,829)
Net increase (decrease) in net assets from beneficial interest transactions	3,590,419,024	(500,692,147)
Net increase (decrease) in net assets	3,590,534,933	(501,214,570)
Net assets:

Beginning of year	1,095,317,629	1,596,532,199
End of year	$4,685,852,562	$1,095,317,629

	UBS Select ESG Prime Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 69,061,217	$ 1,013,446
Net realized gain (loss) allocated from Master Fund	(10,215)	(12,577)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	37,202	(309,692)
Net increase (decrease) in net assets resulting from operations	69,088,204	691,177
Total distributions	(69,061,217)	(1,013,638)
Net increase (decrease) in net assets from beneficial interest transactions	1,014,555,596	920,293,121
Net increase (decrease) in net assets	1,014,582,583	919,970,660
Net assets:

Beginning of year	1,320,042,590	400,071,930
End of year	$2,334,625,173	$1,320,042,590

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Preferred Funds

Statement of changes in net assets (continued)

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 262,101,560	$ 512,097
Net realized gain (loss) allocated from Master Fund	—	3,598
Net increase (decrease) in net assets resulting from operations	262,101,560	515,695
Total distributions	(262,101,560)	(570,672)
Net increase (decrease) in net assets from beneficial interest transactions	11,312,802,372	(2,906,508,687)
Net increase (decrease) in net assets	11,312,802,372	(2,906,563,664)
Net assets:

Beginning of year	1,182,128,036	4,088,691,700
End of year	$12,494,930,408	$1,182,128,036

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 510,331,122	$ 4,419,309
Net realized gain (loss) allocated from Master Fund	489,680	871
Net increase (decrease) in net assets resulting from operations	510,820,802	4,420,180
Total distributions	(510,331,122)	(4,424,103)
Net increase (decrease) in net assets from beneficial interest transactions	6,482,022,186	(7,039,257,392)
Net increase (decrease) in net assets	6,482,511,866	(7,039,261,315)
Net assets:

Beginning of year	11,895,704,391	18,934,965,706
End of year	$18,378,216,257	$11,895,704,391

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Preferred Funds

Statement of changes in net assets (continued)

	UBS Prime Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 87,746,385	$ 232,904
Net realized gain (loss) allocated from Master Fund	(18,147)	—
Net increase (decrease) in net assets resulting from operations	87,728,238	232,904
Total distributions	(87,746,385)	(235,109)
Net increase (decrease) in net assets from beneficial interest transactions	3,180,211,233	(1,079,136,631)
Net increase (decrease) in net assets	3,180,193,086	(1,079,138,836)
Net assets:

Beginning of year	342,748,235	1,421,887,071
End of year	$3,522,941,321	$ 342,748,235

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$ 5,986,467	$ 22,482
Net realized gain (loss) allocated from Master Fund	8	2
Net increase (decrease) in net assets resulting from operations	5,986,475	22,484
Total distributions	(5,986,477)	(22,495)
Net increase (decrease) in net assets from beneficial interest transactions	139,578,915	153,599,709
Net increase (decrease) in net assets	139,578,913	153,599,698
Net assets:

Beginning of year	189,490,785	35,891,087
End of year	$329,069,698	$189,490,785

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001
Net investment income (loss)	0.0318	0.0006	0.0013	0.0186	0.0226
Net realized and unrealized gain (loss)	0.0003	(0.0004)	(0.0003)	0.0004	(0.0001)[1]
Net increase (decrease) from operations	0.0321	0.0002	0.0010	0.0190	0.0226
Dividends from net investment income	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0318)	(0.0006)	(0.0013)	(0.0186)	(0.0226)
Net asset value, end of year	$ 1.0001	$ 0.9998	$ 1.0002	$ 1.0005	$ 1.0001
Total investment return[2]	3.19%	0.02%	0.10%	1.92%	2.28%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.14%	0.12%
Net investment income (loss)[3]	3.82%	0.06%	0.15%	1.87%	2.29%
Supplemental data:
Net assets, end of year (000’s)	$4,685,853	$1,095,318	$1,596,532	$2,919,293	$2,751,367

[1]	Amount represents less than $0.00005 or $(0.00005) per share
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30 ,			For the period from January 15, 2020[1] to April 30, 2020
	2023	2022	2021
Net asset value, beginning of period	$ 1.0001	$ 1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0321	0.0011	0.0018	0.0038
Net realized and unrealized gain (loss)	0.0001	(0.0004)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0322	0.0007	0.0016	0.0045
Dividends from net investment income	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0321)	(0.0011)	(0.0018)	(0.0038)
Net asset value, end of period	$ 1.0002	$ 1.0001	$1.0005	$1.0007
Total investment return[3]	3.20%	0.08%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.12%	0.04%	0.04%	0.04%[5]
Net investment income (loss) [4]	3.50%	0.14%	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,334,625	$1,320,043	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Funds distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.030	0.000 [1]	0.001	0.017	0.020
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.030	0.000 [1]	0.001	0.017	0.020
Dividends from net investment income	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.02%	0.02%	0.06%	1.70%	2.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.09%	0.06%	0.13%	0.14%	0.14%
Net investment income (loss)[3]	3.93%	0.02%	0.07%	1.57%	2.03%
Supplemental data:
Net assets, end of year (000’s)	$12,494,930	$1,182,128	$4,088,692	$9,953,778	$3,609,757

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.030	0.000 [1]	0.001	0.017	0.020
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.030	0.000 [1]	0.001	0.017	0.020
Dividends from net investment income	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.030)	(0.000)[1]	(0.001)	(0.017)	(0.020)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	2.95%	0.03%	0.06%	1.66%	2.06%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.07%	0.11%	0.14%	0.14%
Net investment income (loss)[3]	3.21%	0.03%	0.07%	1.50%	2.00%
Supplemental data:
Net assets, end of year (000’s)	$18,378,216	$11,895,704	$18,934,966	$15,924,921	$5,627,247

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.032	0.001	0.001	0.018	0.023
Net realized and unrealized gain (loss)	0.000 [1]	—	0.000 [1]	0.000 [1]	—
Net increase (decrease) from operations	0.032	0.001	0.001	0.018	0.023
Dividends from net investment income	(0.032)	(0.001)	(0.001)	(0.018)	(0.023)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	(0.000	) [1]
Total dividends and distributions	(0.032)	(0.001)	(0.001)	(0.018)	(0.023)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.15%	0.05%	0.13%	1.86%	2.23%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	3.98%	0.03%	0.14%	1.72%	2.21%
Supplemental data:
Net assets, end of year (000’s)	$3,522,941	$342,748	$1,421,887	$1,261,243	$554,709

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.018	0.000 [1]	0.000 [1]	0.012	0.013
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	—	—	—
Net increase (decrease) from operations	0.018	0.000 [1]	0.000 [1]	0.012	0.013
Dividends from net investment income	(0.018)	(0.000)[1]	(0.000)[1]	(0.012)	(0.013)
Distributions from net realized gains	(0.000)[1]	—	—	—	—
Total dividends and distributions	(0.018)	—	—	—	—
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	1.76%	0.04%	0.02%	1.19%	1.34%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.07%	0.12%	0.14%	0.14%
Net investment income (loss)[3]	1.91%	0.06%	0.03%	1.12%	1.28%
Supplemental data:
Net assets, end of year (000’s)	$329,070	$189,491	$35,891	$280,243	$406,314

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (38.41% for Prime Preferred Fund, 68.69% for ESG Prime Preferred Fund, 65.22% for Government Preferred Fund, 52.90% for Treasury Preferred Fund, 39.45% for Prime CNAV Preferred Fund, and 35.78% for Tax-Free Preferred Fund at April 30, 2023).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2023, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2023, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Prime Preferred Fund	$264,057
ESG Prime Preferred Fund	127,845
Government Preferred Fund	675,646
Treasury Preferred Fund	991,283
Prime CNAV Preferred Fund	205,874
Tax-Free Preferred Fund	2,559

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2023, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2023 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’

25

UBS Preferred Funds

Notes to financial statements

contract with UBS AM. At April 30, 2023, UBS AM owed the Funds and for the period ended April 30, 2023, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$139,800	$1,149,762
ESG Prime Preferred Fund	75,122	787,762
Government Preferred Fund	403,146	2,662,124
Treasury Preferred Fund	562,238	6,342,851
Prime CNAV Preferred Fund	109,686	879,512
Tax-Free Preferred Fund	21,118	124,953

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2023, there were no amounts owed by UBS AM or UBS AM-US for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2023 and April 30, 2022 were as follows:

Prime Preferred Fund

	For the year ended April 30, 2023
	Shares	Amount
Shares sold	11,925,095,072	$11,926,391,068
Shares repurchased	(8,418,479,046)	(8,419,436,633)
Dividends reinvested	83,454,184	83,464,589
Net increase (decrease)	3,590,070,210	$3,590,419,024

	For the year ended April 30, 2022
	Shares	Amount
Shares sold	2,104,638,847	$2,104,889,987
Shares repurchased	(2,605,795,524)	(2,606,096,350)
Dividends reinvested	514,205	514,216
Net increase (decrease)	(500,642,472)	$(500,692,147)

ESG Prime Preferred Fund

	For the year ended April 30, 2023
	Shares	Amount
Shares sold	6,628,317,258	$6,629,988,702
Shares repurchased	(5,665,852,090)	(5,667,283,047)
Dividends reinvested	51,835,162	51,849,941
Net increase (decrease)	1,014,300,330	$1,014,555,596

	For the year ended April 30, 2022
	Shares	Amount
Shares sold	2,383,868,261	$2,384,656,777
Shares repurchased	(1,464,440,601)	(1,464,930,918)
Dividends reinvested	567,073	567,262
Net increase (decrease)	919,994,733	$920,293,121

26

UBS Preferred Funds

Notes to financial statements

Government Preferred Fund

	For the years ended April 30,
	2023	2022
Shares sold	45,772,084,922	114,562,195,013
Shares repurchased	(34,635,499,993)	(117,468,958,268)
Dividends reinvested	176,217,443	254,568
Net increase (decrease) in beneficial interest	11,312,802,372	(2,906,508,687)

Treasury Preferred Fund

	For the years ended April 30,
	2023	2022
Shares sold	102,262,623,609	54,025,986,478
Shares repurchased	(96,072,028,751)	(61,067,159,548)
Dividends reinvested	291,427,328	1,915,678
Net increase (decrease) in beneficial interest	6,482,022,186	(7,039,257,392)

Prime CNAV Preferred Fund

	For the years ended April 30,
	2023	2022
Shares sold	10,669,456,244	678,996,581
Shares repurchased	(7,556,357,788)	(1,758,292,049)
Dividends reinvested	67,112,777	158,837
Net increase (decrease) in beneficial interest	3,180,211,233	(1,079,136,631)

Tax-Free Preferred Fund

	For the years ended April 30,
	2023	2022
Shares sold	1,047,256,684	289,136,862
Shares repurchased	(912,357,337)	(135,543,647)
Dividends reinvested	4,679,568	6,494
Net increase (decrease) in beneficial interest	139,578,915	153,599,709

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Preferred Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2023 and April 30, 2022 were as follows:

	2023			2022
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$110,045,257	$—	$—	$792,829	$—
ESG Prime Preferred Fund	—	69,061,217	—	—	1,013,638	—
Government Preferred Fund	—	262,101,560	—	—	569,994	678
Treasury Preferred Fund	—	510,331,122	—	—	4,419,309	4,794
Prime CNAV Preferred Fund	—	87,746,385	—	—	235,109	—
Tax-Free Preferred Fund	5,986,467	8	2	22,495	—	—

At April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Prime Preferred Fund	$—	$17,926,855	$—	$(22,684)	$(453,712)	$(17,927,033)	$(476,574)
ESG Prime Preferred Fund	—	9,419,016	—	(22,792)	(271,797)	(9,419,015)	(294,588)
Government Preferred Fund	—	50,166,070	—	—	—	(50,166,504)	(434)
Treasury Preferred Fund	—	70,830,447	485,756	—	—	(70,830,447)	485,756
Prime CNAV Preferred Fund	—	14,241,520	—	(18,147)	—	(14,241,507)	(18,134)
Tax-Free Preferred Fund	765,768	—	—	—	—	(765,736)	32

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2023, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
Prime Preferred Fund	$22,684	$—	$22,684
ESG Prime Preferred Fund	22,792	—	22,792
Prime CNAV Preferred Fund	18,147	—	18,147

During the fiscal year ended April 30, 2023, none of the Funds had capital loss carryforwards utilized.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for ESG Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (six of the funds comprising UBS Series Funds (the “Trust”), as of April 30, 2023, including the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund UBS Tax-Free Preferred Fund UBS Select Government Preferred Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
UBS Select ESG Prime Preferred Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the three years in the period ended April 30, 2023 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

29

UBS Preferred Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

30

UBS Prime Preferred Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust - ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2023:

Fund	Qualified interest income	Qualified short term capital gains
Prime Preferred Fund	$60,477,514	$—
ESG Prime Preferred Fund	23,515,329	—
Government Preferred Fund	262,101,560	—
Treasury Preferred Fund	479,772,334	—
Prime CNAV Preferred Fund	35,048,080	—

31

Master Trust

Annual Report  |  April 30, 2023

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

33

Master Trust

Understanding a Master Fund’s expenses (unaudited)  (concluded)

	Beginning account value November 1, 2022	Ending account value April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Treasury Master Fund
Actual	$1,000.00	$1,021.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,012.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

34

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.3%
Japan	8.2
Canada	6.9
Australia	5.3
Singapore	4.5
Total	82.2%

Portfolio composition[2]
Repurchase agreements	42.0%
Commercial paper	41.1
Certificates of deposit	13.8
Time deposits	3.0
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

35

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	47.1%
Canada	11.0
Japan	7.4
Australia	5.2
Sweden	5.0
Total	75.7%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	29.7
Certificates of deposit	13.2
Time deposits	2.9
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Repurchase agreements	73.5%
U.S. government agency obligations	22.1
U.S. Treasury obligations	4.9
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Treasury Master Fund
Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	91.1%
U.S. Treasury obligations	8.8
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	13 days

Top five issuer breakdown by country or territory of origin[2]
United States	45.0%
Canada	9.0
Japan	8.2
Germany	7.0
Australia	5.1
Total	74.3%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	24.6
Certificates of deposit	15.3
Time deposits	6.0
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	94.7%
Tax-exempt commercial paper	5.0
Other assets in excess of liabilities	0.3
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

40

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.8%
Banking-non-U.S.—13.0%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$53,000,000	$53,016,969
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	60,000,000	60,019,586
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	25,000,000	25,001,911
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	67,000,000	66,949,556
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	60,000,000	60,007,044
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	60,000,000	60,009,679
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	70,000,000	69,940,305
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	42,000,000	42,011,052
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	54,000,000	54,008,958
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	54,000,000	54,012,674
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	59,000,000	59,031,029
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	60,000,000	60,002,554
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	48,000,000	48,004,112
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	62,000,000	61,990,371
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	20,000,000	20,005,457
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	50,000,000	50,016,430
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	40,000,000	40,013,415
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	63,000,000	62,979,335
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	60,000,000	59,987,208
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	88,000,000	88,004,476
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	60,000,000	59,999,776
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	60,000,000	60,012,934
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	58,000,000	57,999,362
4.800%, due 05/19/23	48,000,000	47,996,025
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	60,000,000	60,007,378

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$60,000,000	$60,011,279
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	41,000,000	41,023,090
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	60,000,000	60,018,229
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	53,000,000	53,019,084

		1,595,099,278

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	49,000,000	49,013,446
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	40,000,000	40,014,156

		89,027,602
Total Certificates of deposit (cost—$1,684,000,000)		1,684,126,880

Commercial paper—41.1%
Asset-backed-miscellaneous—14.4%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	66,000,000	65,778,196
Antalis SA
4.800%, due 05/03/23	16,000,000	15,989,207
4.800%, due 05/04/23	15,000,000	14,987,853
4.800%, due 05/09/23	43,300,000	43,235,170
5.300%, due 07/06/23	18,000,000	17,821,704
5.300%, due 07/20/23	25,000,000	24,700,508
Barton Capital SA
4.820%, due 05/01/23	50,000,000	49,979,900
4.820%, due 05/22/23	20,000,000	19,933,613
5.110%, due 06/05/23	24,000,000	23,871,129
Cabot Trail Funding LLC 4.870%, due 06/20/23	64,000,000	63,516,640
Chariot Funding LLC
4.780%, due 06/02/23	41,000,000	40,799,977
4.940%, due 07/18/23	25,000,000	24,711,663
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	21,000,000	21,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	52,000,000	51,347,036
5.210%, due 07/31/23	33,000,000	32,551,847
Liberty Street Funding LLC
4.730%, due 05/02/23	41,000,000	40,978,015
4.740%, due 05/02/23	20,000,000	19,989,276
4.750%, due 05/09/23	12,000,000	11,982,184
4.830%, due 05/23/23	21,000,000	20,927,623
4.900%, due 06/23/23	21,000,000	20,832,355
LMA-Americas LLC
4.770%, due 05/22/23	40,300,000	40,165,344

41

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.820%, due 05/26/23	$23,000,000	$22,909,643
4.820%, due 05/30/23	19,000,000	18,914,255
4.895%, due 08/03/23	23,000,000	22,673,716
5.080%, due 06/05/23	24,000,000	23,870,825
5.200%, due 07/20/23	20,000,000	19,757,963
5.220%, due 08/14/23	40,000,000	39,369,040
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	73,000,000	72,507,883
Old Line Funding Llc 4.890%, due 07/19/23	30,000,000	29,678,075
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	25,000,000	25,002,464
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	20,000,000	20,000,839
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	44,000,000	44,010,957
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	41,000,000	40,967,002
4.820%, due 06/06/23	60,000,000	59,668,175
5.160%, due 07/13/23	41,000,000	40,547,141
Thunder Bay Funding LLC
4.880%, due 08/08/23	41,000,000	40,396,863
4.890%, due 07/19/23	18,000,000	17,806,845
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	30,000,000	30,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	20,000,000	19,972,989
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	41,000,000	41,000,000
5.320%, due 07/20/23	18,000,000	17,782,540
Victory Receivables Corp.
4.800%, due 05/16/23	61,000,000	60,850,214
4.840%, due 06/02/23	63,000,000	62,690,810
5.200%, due 07/24/23	60,000,000	59,247,305
5.210%, due 07/31/23	49,000,000	48,334,561

		1,764,059,345

Banking-non-U.S.—24.9%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	51,000,000	51,000,000

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	$28,000,000	$28,001,706
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	45,000,000	45,046,480
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	40,000,000	40,005,783
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	51,000,000	51,036,158
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	49,000,000	49,027,739
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	60,000,000	60,029,987
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	41,000,000	41,051,432
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	51,000,000	50,972,591
Barclays Bank PLC
4.810%, due 05/11/23	48,000,000	47,915,032
4.830%, due 05/04/23	54,000,000	53,978,265
4.850%, due 05/01/23	24,000,000	23,990,280
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	68,000,000	68,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	16,000,000	16,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	40,000,000	40,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	35,000,000	35,018,880
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.670%, 5.480%, due 05/09/23[1,2]	35,000,000	35,005,989
DBS Bank Ltd. 4.910%, due 08/07/23	31,000,000	30,558,007
4.930%, due 08/09/23	41,000,000	40,402,446
5.170%, due 07/05/23	35,000,000	34,668,585
5.310%, due 10/20/23	40,000,000	38,984,417
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	140,000,000	139,944,455
4.905%, due 05/11/23	25,000,000	24,956,071
Erste Finance Delaware LLC
4.820%, due 05/01/23	60,000,000	59,975,785
4.830%, due 05/02/23	260,000,000	259,859,974
Federation des Caisses Desjardins du Quebec 4.890%, due 08/01/23	48,000,000	47,358,053

42

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$63,000,000	$62,070,015
Mizuho Bank Ltd.
4.785%, due 05/19/23	57,000,000	56,835,978
5.215%, due 07/27/23	60,000,000	59,212,500
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	62,000,000	61,943,426
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	60,000,000	60,014,629
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	38,000,000	38,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	45,000,000	45,021,389
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	33,000,000	33,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	38,000,000	38,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	50,000,000	50,064,469
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	54,000,000	54,010,502
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.070%, due 06/06/23	41,000,000	40,779,604
5.364%, due 08/16/23	48,000,000	47,235,280
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	62,000,000	62,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	41,000,000	41,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	69,000,000	68,903,097
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	60,000,000	60,028,755
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	38,000,000	38,000,000
5.260%, due 08/18/23	60,000,000	59,019,253

	Face amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	40,000,000	40,015,684
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	27,000,000	27,014,662
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	39,000,000	39,000,000

		3,052,957,358

Banking-U.S.—1.8%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	36,000,000	36,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	51,000,000	51,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	26,000,000	25,995,369
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	41,000,000	41,000,000

		214,995,369
Total commercial paper (cost—$5,033,031,852)		5,032,012,072

Time deposits—3.0%
Banking-non-U.S.—3.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	44,000,000	44,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	125,000,000	125,000,000
Total time deposits (cost—$369,000,000)		369,000,000

Repurchase agreements—42.0%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $33,015,787 various asset-backed convertible bonds, zero coupon to 5.250% due 05/15/23 to 09/30/29; (value—$56,384,047); proceeds: $51,070,833[3]	50,000,000	50,000,000

43

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $46,511,000 various asset-backed convertible bonds, zero coupon to 7.500% due 06/01/25 to 01/23/49; (value—$60,719,513); proceeds: $55,134,000[3]	$54,000,000	$54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $74,181,847 various asset-backed convertible bonds, zero coupon to 6.750% due 09/01/23 to 10/25/69; and 4,000,000 shares of various equity securities; (value—$63,237,863); proceeds: $60,820,167[3]	60,000,000	60,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $91,467,000 various asset-backed convertible bonds, 3.875% to 11.250% due 09/15/23 to 11/23/81; (value—$81,000,281); proceeds: $86,518,500[3]	75,000,000	75,000,000
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $130,618,800 U.S. Treasury Note, 5.094% due 07/31/23; (value—$130,560,010); proceeds: $128,051,200	128,000,000	128,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $234,445,430 various asset-backed convertible bonds, zero coupon to 13.000% due 05/10/23 to 12/31/2099 and 606,061 shares of various equity securities; (value—$185,958,313); proceeds: $175,716,625[3]	175,000,000	175,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $258,565,642 various asset-backed convertible bonds, zero coupon to 12.950% due 06/15/23 to 12/31/99 and 4,400,000 shares of various equity securities; (value—$189,064,249); proceeds: $175,072,042	175,000,000	175,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $11,244,185,527 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.108% due 08/25/26 to 10/25/55, and $147,160,984 Federal National Mortgage Association obligations, 2.000% due 05/01/51; (value—$410,544,697); proceeds: $400,160,000	$400,000,000	$400,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $4,225,342,600 U.S. Treasury Notes, 0.125% to 0.750% due 08/15/23 to 11/15/24; (value—$4,026,610,085); proceeds: $4,026,610,000	4,025,000,000	4,025,000,000
Total repurchase agreements (cost—$5,142,000,000)		5,142,000,000
Total investments (cost—$12,228,031,852 which approximates cost for federal income tax purposes)—99.9%		12,227,138,952

Other assets in excess of liabilities—0.1%		18,086,271
Net assets—100.0%		$12,245,225,223

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

44

Prime Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,684,126,880	$—	$1,684,126,880
Commercial paper	—	5,032,012,072	—	5,032,012,072
Time deposits	—	369,000,000	—	369,000,000
Repurchase agreements	—	5,142,000,000	—	5,142,000,000
Total	$—	$12,227,138,952	$—	$12,227,138,952

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,210,218,869, represented 18.0% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

45

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.2%
Banking-non-U.S.—12.4%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$15,000,000	$15,004,803
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	17,000,000	17,005,549
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	5,000,000	5,000,382
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	17,000,000	16,987,201
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	17,000,000	17,001,996
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	17,000,000	17,002,742
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	14,000,000	14,003,684
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	15,000,000	15,002,488
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	15,000,000	15,003,521
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	18,000,000	18,009,467
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	17,000,000	17,000,724
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	15,000,000	15,001,285
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	18,000,000	17,997,204
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	6,000,000	6,001,637
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	15,000,000	15,004,929
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	14,000,000	14,004,695
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	18,000,000	17,994,096
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	18,000,000	17,996,162
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	26,000,000	26,001,323
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	18,000,000	17,999,933
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	18,000,000	18,003,880
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	17,000,000	16,999,813
4.800%, due 05/19/23	18,000,000	17,998,509
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	8,000,000	8,000,984
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	17,000,000	17,003,196

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	$14,000,000	$14,007,884
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	17,000,000	17,005,165

		424,043,252

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	14,000,000	14,003,842
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	14,000,000	14,004,954

		28,008,796
Total Certificates of deposit (cost—$452,000,000)		452,052,048

Commercial paper—54.0%
Asset-backed-miscellaneous—16.0%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	19,000,000	18,936,147
Antalis SA
4.800%, due 05/03/23	5,000,000	4,996,627
4.800%, due 05/04/23	4,000,000	3,996,761
4.800%, due 05/09/23	13,000,000	12,980,536
5.300%, due 07/06/23	6,000,000	5,940,568
5.300%, due 07/20/23	9,400,000	9,287,391
Barton Capital SA
4.760%, due 05/09/23	17,814,000	17,787,470
4.820%, due 05/01/23	15,000,000	14,993,970
4.820%, due 05/22/23	6,000,000	5,980,084
5.110%, due 06/05/23	7,000,000	6,962,413
Cabot Trail Funding LLC 4.870%, due 06/20/23	18,000,000	17,864,055
Chariot Funding LLC
4.780%, due 06/02/23	12,000,000	11,941,457
4.940%, due 07/18/23	7,000,000	6,919,266
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	6,000,000	6,000,000
Gotham Funding Corp. 5.200%, due 07/24/23	15,000,000	14,811,645
Liberty Street Funding LLC
4.730%, due 05/02/23	12,000,000	11,993,565
4.740%, due 05/02/23	6,000,000	5,996,783
4.750%, due 05/09/23	4,000,000	3,994,061
4.830%, due 05/23/23	6,000,000	5,979,321
4.900%, due 06/23/23	6,000,000	5,952,101
LMA-Americas LLC
4.820%, due 05/26/23	7,000,000	6,972,500
4.820%, due 05/30/23	6,000,000	5,972,923
5.080%, due 06/05/23	7,000,000	6,962,324
5.200%, due 07/20/23	6,000,000	5,927,389
5.220%, due 08/14/23	11,200,000	11,023,331
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	20,000,000	19,865,173

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding Llc 4.890%, due 07/19/23	$10,000,000	$9,892,692
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	7,000,000	7,000,690
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	6,000,000	6,000,252
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	8,000,000	8,001,992
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	12,000,000	11,990,342
4.820%, due 06/06/23	18,000,000	17,900,452
5.160%, due 07/13/23	12,000,000	11,867,456
Starbird Funding Corp. 4.800%, due 05/01/23	25,000,000	24,989,950
Thunder Bay Funding LLC
4.880%, due 08/08/23	12,000,000	11,823,472
4.890%, due 07/19/23	5,000,000	4,946,346
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	6,000,000	6,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	6,000,000	5,991,897
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	12,000,000	12,000,000
5.320%, due 07/20/23	7,000,000	6,915,432
Victory Receivables Corp.
4.740%, due 05/04/23	14,000,000	13,988,732
4.800%, due 05/16/23	18,000,000	17,955,801
4.840%, due 06/02/23	18,000,000	17,911,660
5.200%, due 07/24/23	18,000,000	17,774,191
5.210%, due 07/31/23	14,000,000	13,809,875

		545,799,093

Banking-non-U.S.—34.8%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	10,000,000	10,000,609
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	14,000,000	14,014,460

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	$14,000,000	$14,002,024
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	15,000,000	15,010,635
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/02/23[1]	25,000,000	25,001,650
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	14,000,000	14,007,926
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	18,000,000	18,008,996
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	11,000,000	11,002,182
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	14,000,000	14,017,562
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	15,000,000	14,991,938
Barclays Bank PLC
4.810%, due 05/11/23	14,000,000	13,975,218
4.830%, due 05/04/23	11,000,000	10,995,573
4.850%, due 05/01/23	9,000,000	8,996,355
4.880%, due 05/24/23	10,000,000	9,963,997
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	19,000,000	19,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	13,000,000	13,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	10,000,000	10,005,394
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 4.800%, due 05/01/23	50,000,000	49,980,062
DBS Bank Ltd.
4.910%, due 08/07/23	9,000,000	8,871,680
4.930%, due 08/09/23	12,000,000	11,825,106
5.170%, due 07/05/23	11,000,000	10,895,841
5.310%, due 10/20/23	12,000,000	11,695,325
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.790%, due 05/01/23	125,000,000	124,950,406
Erste Finance Delaware LLC 4.830%, due 05/02/23	125,000,000	124,932,680
Federation des Caisses Desjardins du Quebec
4.810%, due 05/03/23	75,000,000	74,949,469
4.890%, due 08/01/23	15,000,000	14,799,392
5.150%, due 07/11/23	15,000,000	14,844,631

47

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$18,000,000	$17,734,290
Mizuho Bank Ltd.
4.785%, due 05/19/23	17,000,000	16,951,081
5.215%, due 07/27/23	17,000,000	16,776,875
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	19,000,000	18,982,663
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	17,000,000	17,004,145
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	14,000,000	14,006,654
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	11,000,000	11,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	14,000,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	13,000,000	13,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	15,000,000	15,019,341
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	15,000,000	15,002,917
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	17,000,000	17,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	14,000,000	13,776,957
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	14,000,000	14,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	13,000,000	13,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	19,000,000	18,973,317
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	18,000,000	18,008,626
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	13,000,000	13,000,000
5.260%, due 08/18/23	17,000,000	16,722,122

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	14,000,000	14,005,490
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	14,000,000	14,000,000

		1,187,703,589

Banking-U.S.—3.2%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	11,000,000	11,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	21,000,000	21,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	15,000,000	15,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	8,000,000	7,997,690
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	8,000,000	7,998,575
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	12,000,000	12,000,000

		107,996,265
Total commercial paper (cost—$1,841,898,940)		1,841,498,947

Time deposits—2.9%
Banking-non-U.S.—2.9%
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	50,000,000	50,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	50,000,000	50,000,000
Total time deposits (cost—$100,000,000)		100,000,000

Repurchase agreements—29.7%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $1,390,000 various asset-backed convertible bonds, zero coupon to 0.500% due 02/01/26 to 04/01/26; (value—$1,150,003); proceeds: $1,021,417[3]	1,000,000	1,000,000

48

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $7,000,000 various asset-backed convertible bonds, zero coupon to 4.536% due 06/01/38 to 07/01/53 and 17,145,117 shares of various equity securities ; (value—$21,000,002); proceeds: $20,273,389[3]	$20,000,000	$20,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $26,437,000 various asset-backed convertible bonds, zero coupon to 6.000% due 09/01/23 to 03/15/44; (value—$26,739,093); proceeds: $25,102,373	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by 254,248,200 U.S. Treasury Bonds, 2.000% to 3.000% due 05/15/42 to 02/15/50; (value—$196,860,022); proceeds: $193,077,200	193,000,000	193,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $852,797,700 U.S. Treasury Notes, 0.250% to 3.875% due 10/31/25 to 11/30/29; (value—$790,500,057); proceeds: $775,310,000	$775,000,000	$775,000,000
Total repurchase agreements (cost—$1,014,000,000)		1,014,000,000
Total investments (cost—$3,407,898,940 which approximates cost for federal income tax purposes)—99.8%		3,407,550,995

Other assets in excess of liabilities—0.2%		5,200,330
Net assets—100.0%		$3,412,751,325

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$452,052,048	$—	$452,052,048
Commercial paper	—	1,841,498,947	—	1,841,498,947
Time deposits	—	100,000,000	—	100,000,000
Repurchase agreements	—	1,014,000,000	—	1,014,000,000
Total	$—	$3,407,550,995	$—	$3,407,550,995

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $704,065,240, represented 20.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

49

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. government agency obligations—22.1%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	28,000,000	28,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	40,000,000	39,994,052
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.075%, 4.885%, due 05/01/23[1]	103,500,000	103,500,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.105%, 4.915%, due 05/01/23[1]	19,500,000	19,500,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	85,500,000	85,500,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	65,000,000	65,000,000
Secured Overnight Financing Rate + 0.135%, 4.945%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 4.950%, due 05/01/23[1]	86,000,000	86,003,900
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 4.970%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.165%, 4.975%, due 05/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 4.980%, due 05/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 4.990%, due 05/01/23[1]	58,000,000	58,000,000

	Face amount	Value

U.S. government agency obligations—(concluded)
Secured Overnight Financing Rate + 0.200%, 5.010%, due 05/01/23[1]	$60,000,000	$60,000,000
Federal Home Loan Bank Discount Notes
4.610%, due 05/04/23[2]	86,000,000	85,966,962
4.650%, due 05/03/23[2]	87,000,000	86,977,525
4.661%, due 05/10/23[2]	91,000,000	90,893,962
4.714%, due 08/04/23[2]	62,000,000	61,228,737
4.730%, due 08/02/23[2]	62,000,000	61,242,412
4.775%, due 05/03/23[2]	190,000,000	189,949,597
4.794%, due 05/31/23[2]	35,000,000	34,860,175
4.805%, due 08/14/23[2]	83,000,000	81,836,789
4.900%, due 06/12/23[2]	191,000,000	189,908,117
4.960%, due 07/25/23[2]	110,000,000	108,711,778
4.960%, due 07/26/23[2]	81,000,000	80,040,240
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.030%, 4.840%, due 05/01/23[1]	148,500,000	148,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	63,500,000	63,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	150,000,000	150,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	224,000,000	224,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/03/24[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	82,000,000	82,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	170,000,000	170,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,500,000	86,500,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 4.890%, due 05/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	49,500,000	49,500,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	162,000,000	162,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	169,000,000	169,000,000
Total U.S. government agency obligations (cost—$4,251,114,246)		4,251,114,246

50

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—4.9%
U.S. Treasury Bills, 4.757%, due 05/30/23[3]	$179,000,000	$178,333,820
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.037%, 5.168%, due 05/01/23[1]	226,000,000	225,911,674
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[1]	204,000,000	203,882,945
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[1]	338,000,000	338,116,222
Total U.S. Treasury obligations (cost—$946,244,661)		946,244,661

Repurchase agreements—73.5%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 06/02/23, collateralized by $36,351,887 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 12/01/24 to 12/01/52, $360,468,309 Federal National Mortgage Association obligations, 2.000% to 5.500% due 05/01/24 to 10/01/52; (value—$102,000,000); proceeds: $105,266,667[4]	100,000,000	100,000,000
Repurchase agreement dated 04/28/23 with Toronto-Dominion Bank, 4.800% due 05/01/23, collateralized by $550,462,650 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.348% due 07/15/36 to 10/15/52 and $454,578,917 Federal National Mortgage Association obligations, 2.000% to 5.470% due 06/25/29 to 12/25/52; (value—$102,000,000); proceeds: $100,040,000	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 05/05/23, collateralized by $247,246,240 Federal Home Loan Mortgage Corp., zero coupon to 4.500% due 08/25/29 to 10/25/49, $166,860,376 Federal National Mortgage Association Obligations, zero coupon to 4.000% due 03/25/35 to 10/25/58, $2,660,888,128 Government National Mortgage Association Obligations, zero coupon to 6.000% due 08/16/39 to 03/16/64 ; (value—$206,000,001); proceeds: $202,356,444[4]	200,000,000	200,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC 4.820% due 05/05/23, collateralized by $212,703,101 Federal National Mortgage Association obligations, 5.000% due 07/01/52 to 11/01/52; (value—$204,000,001); proceeds: $ 202,356,444[4]	200,000,000	200,000,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $175,175,000 Federal Home Loan Banks, 2.540% to 5.350% due 02/21/24 to 08/16/46, $181,691,000 Federal Farm Credit Banks Funding Corp., 2.450% to 2.990% due 07/18/34 to 11/01/41; (value—$306,000,674); proceeds: $300,120,000	$300,000,000	$300,000,000
Repurchase agreement dated 04/28/23 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 05/01/23, collateralized by $449,512,105 Federal National Mortgage Association obligations, 2.000% to 6.000% due 02/01/26 to 04/01/53, $41,370,000 Federal Home Loan Mortgage Corp., 1.853% to 4.118% due 09/25/28 to 11/25/32 and $96,720,036 Government National Mortgage Association obligations, 2.000% to 5.500% due 03/20/41 to 01/20/53; (value—$306,000,000; proceeds: $300,120,000	300,000,000	300,000,000
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.800% due 05/01/23, collateralized by $217,920,152 Federal Home Loan Mortgage Corp., 2.092% to 4.371% due 08/01/28 to 03/01/47, $1,441,715,330 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/26 to 04/01/53; (value—$1,020,000,001); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $5,920,338,400 U.S. Treasury Notes, 1.875% due 02/15/32; (value—$5,212,084,065); proceeds: $5,212,084,000	5,210,000,000	5,210,000,000

51

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $5,368,449,300 U.S. Treasury Notes, 5.094% due 7/31/23, $250,000,000 U.S. Treasury Bills, zero coupon due 7/27/23, $961,481,400 U.S. Treasury Inflation Index Bonds, 0.375% due 7/15/23; (value—$6,855,420,125); proceeds: $6,723,688,400	$6,721,000,000	$6,721,000,000
Total repurchase agreements (cost—$14,131,000,000)		14,131,000,000
Total investments (cost—$19,328,358,907 which approximates cost for federal income tax purposes)—100.5%		19,328,358,907

Liabilities in excess of other assets—(0.5)%		(93,394,147)
Net assets—100.0%		$19,234,964,760

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$4,251,114,246	$—	$4,251,114,246
U.S. Treasury obligations	—	946,244,661	—	946,244,661
Repurchase agreements	—	14,131,000,000	—	14,131,000,000
Total	$—	$19,328,358,907	$—	$19,328,358,907

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

52

Treasury Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—8.8%
U.S. Treasury Bills, 4.757%, due 05/30/23[1]	$331,000,000	$329,768,126
U.S. Treasury Notes
3 mo.Treasury money market yield – 0.075%, 5.056%, due 05/01/23[2]	200,000,000	199,999,991
3 mo. Treasury money market yield + 0.030%, 5.166%, due 05/01/23[2]	468,575,000	468,575,000
3 mo.Treasury money market yield + 0.037%, 5.168%, due 05/01/23[2]	935,000,000	934,672,185
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[2]	515,000,000	514,701,453
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[2]	601,000,000	601,200,629
Total U.S. Treasury obligations (cost—$3,048,917,384)		3,048,917,384

Repurchase agreements—91.1%
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.770% due 05/01/23, collateralized by $154,036,700 U.S. Treasury Bill, zero coupon due 06/20/23; (value—$153,000,033); proceeds: $150,059,625	150,000,000	150,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $290,437,100 U.S. Treasury Bonds, 2.000% to 3.125% due 11/15/41 to 08/15/51; (value—$238,680,040); proceeds: $234,093,600	234,000,000	234,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $300,700,200 U.S. Treasury Bills, zero coupon due 05/04/23 to 04/18/24, $563,679,723 U.S. Treasury Bonds, 1.375% to 6.500% due 08/15/23 to 11/15/52, $1,643,927,200 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/25 to 02/15/53 and $2,994,751,300 U.S. Treasury Notes, 0.125% to 5.331% due 04/30/23 to 11/15/31; (value—$5,839,500,015); proceeds: $5,727,290,000	5,725,000,000	5,725,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,556,994,900 U.S. Treasury Bills, zero coupon due 08/08/23 to 10/26/23 and $5,618,116,800 U.S. Treasury Notes, 1.250% to 5.100% due 07/31/23 to 10/31/23; (value—$7,144,080,053); proceeds: $7,006,801,600	$7,004,000,000	$7,004,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $19,666,744,200 U.S. Treasury Notes, 0.125 to 0.625 due 05/31/23 to 05/15/30; (value—$18,682,470,044); proceeds: $18,682,470,000	18,675,000,000	18,675,000,000
Total repurchase agreements (cost—$31,788,000,000)		31,788,000,000
Total investments (cost—$34,836,917,384 which approximates cost for federal income tax purposes)—99.9%		34,836,917,384

Other assets in excess of liabilities—0.1%		40,929,634
Net assets—100.0%		$34,877,847,018

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

53

Treasury Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$3,048,917,384	$—	$3,048,917,384
Repurchase agreements	—	31,788,000,000	—	31,788,000,000
Total	$—	$34,836,917,384	$—	$34,836,917,384

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2023.
[2]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

54

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—15.3%
Banking-non-U.S.—13.5%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$40,000,000	$40,000,000
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	10,000,000	10,000,000
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	45,000,000	45,000,000
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	55,000,000	55,000,000
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	29,000,000	29,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	35,000,000	35,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	67,000,000	67,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	46,000,000	46,000,000
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	45,000,000	45,000,000
4.800%, due 05/19/23	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.280%, 5.090%, due 05/12/23[1]	40,000,000	40,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$45,000,000	$45,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	29,000,000	29,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	46,000,000	46,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	40,000,000	40,000,000

		1,205,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	27,000,000	27,000,000
KBC Bank NV 4.960%, due 05/19/23	100,000,000	100,000,000

		164,000,000
Total Certificates of deposit (cost—$1,369,000,000)		1,369,000,000

Commercial paper—54.0%
Asset-backed-miscellaneous—15.7%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	51,000,000	50,855,712
Antalis SA
4.800%, due 05/03/23	13,000,000	12,996,533
4.800%, due 05/04/23	12,000,000	11,995,200
4.800%, due 05/09/23	33,000,000	32,964,800
5.300%, due 07/06/23	14,000,000	13,863,967
5.300%, due 07/20/23	16,000,000	15,811,556
Barton Capital SA
4.760%, due 05/09/23	16,000,000	15,983,076
4.820%, due 05/22/23	16,000,000	15,955,013
4.860%, due 05/05/23	40,000,000	39,978,400
4.920%, due 05/10/23	14,750,000	14,731,858
5.110%, due 06/05/23	19,000,000	18,905,607
Cabot Trail Funding LLC 4.870%, due 06/20/23	49,000,000	48,668,569
Chariot Funding LLC
4.780%, due 06/02/23	31,000,000	30,868,284
4.940%, due 07/18/23	18,000,000	17,807,340
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 06/12/23[1,2]	26,000,000	26,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	39,450,000	38,971,340
5.210%, due 07/31/23	25,000,000	24,670,757
Liberty Street Funding LLC
4.730%, due 05/02/23	31,000,000	30,995,927

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.740%, due 05/02/23	$16,000,000	$15,997,893
4.750%, due 05/09/23	9,000,000	8,990,500
4.830%, due 05/23/23	15,000,000	14,955,725
4.900%, due 06/23/23	15,000,000	14,891,792
LMA-Americas LLC
4.770%, due 05/22/23	31,000,000	30,913,743
4.800%, due 05/16/23	25,500,000	25,449,000
4.820%, due 05/26/23	18,000,000	17,939,750
4.820%, due 05/30/23	14,000,000	13,945,641
4.895%, due 08/03/23	18,000,000	17,769,935
5.080%, due 06/05/23	19,000,000	18,906,161
5.200%, due 07/20/23	16,000,000	15,815,111
5.220%, due 08/14/23	30,000,000	29,543,250
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	57,000,000	56,645,887
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	31,000,000	31,000,000
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	31,000,000	30,987,833
4.820%, due 06/06/23	46,000,000	45,778,280
5.160%, due 07/13/23	31,000,000	30,675,637
Thunder Bay Funding LLC
4.880%, due 08/08/23	32,000,000	31,570,560
4.890%, due 07/19/23	12,000,000	11,871,230
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	22,000,000	22,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	16,000,000	15,985,222
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	31,000,000	31,000,000
5.320%, due 07/20/23	15,000,000	14,822,667
Victory Receivables Corp.
4.740%, due 05/04/23	33,000,000	32,986,965
4.800%, due 05/16/23	48,000,000	47,904,000
4.840%, due 06/02/23	50,000,000	49,784,889
5.200%, due 07/24/23	23,000,000	22,720,933
5.210%, due 07/31/23	30,000,000	29,604,908

		1,408,481,451

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—35.2%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	$39,000,000	$39,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	20,000,000	19,999,785
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	36,000,000	36,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	28,000,000	28,000,000
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	37,000,000	37,000,000
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	28,000,000	28,000,000
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	37,000,000	36,995,200
Barclays Bank PLC
4.810%, due 05/11/23	38,000,000	37,949,228
4.830%, due 05/04/23	41,000,000	40,983,498
4.850%, due 05/01/23	21,000,000	21,000,000
4.880%, due 05/24/23	35,000,000	34,890,878
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	53,000,000	53,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	27,000,000	27,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	20,000,000	20,000,000
DBS Bank Ltd.
4.910%, due 08/07/23	23,020,000	22,712,312
4.930%, due 08/09/23	32,000,000	31,561,778
5.170%, due 07/05/23	26,000,000	25,757,297
5.310%, due 10/20/23	30,000,000	29,238,900
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	305,000,000	305,000,000
4.905%, due 05/11/23	25,000,000	24,965,938

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC
4.820%, due 05/01/23	$210,000,000	$210,000,000
4.830%, due 05/02/23	115,000,000	114,984,571
Federation des Caisses Desjardins du Quebec
4.810%, due 05/02/23	70,000,000	69,990,647
4.810%, due 05/03/23	90,000,000	89,975,950
4.890%, due 08/01/23	37,000,000	36,537,623
5.150%, due 07/11/23	30,000,000	29,695,292
Lloyds Bank PLC 4.980%, due 08/08/23	48,000,000	47,342,640
Mizuho Bank Ltd.
4.785%, due 05/19/23	43,000,000	42,897,122
5.215%, due 07/27/23	45,000,000	44,432,869
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	35,000,000	35,000,000
Nationwide Building Society 4.800%, due 05/05/23	75,000,000	74,960,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	31,000,000	31,000,000
NRW Bank
4.770%, due 05/02/23	50,000,000	49,993,375
4.780%, due 05/04/23	175,000,000	174,930,292
4.820%, due 05/08/23	75,000,000	74,929,708
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	26,000,000	26,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	38,000,000	38,000,000
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	43,000,000	43,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	36,000,000	35,443,600
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	29,000,000	29,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	$49,000,000	$49,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	29,000,000	29,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	26,000,000	26,000,000
5.260%, due 08/18/23	44,000,000	43,299,251
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	27,000,000	27,000,000

		3,155,467,754

Banking-U.S.—3.1%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	28,000,000	28,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	39,000,000	39,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	21,000,000	21,000,000
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	31,000,000	31,000,000

		279,000,000
Total commercial paper (cost—$4,842,949,205)		4,842,949,205

57

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Time deposits—6.0%
Banking-non-U.S.—6.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	$325,000,000	$325,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	61,000,000	61,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	150,000,000	150,000,000
Total time deposits (cost—$536,000,000)		536,000,000

Repurchase agreements—24.6%
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $25,276,674, various asset-backed convertible bonds, zero coupon to 14.00% due 03/15/24 to 12/01/81 and 1,882,810 shares of various equity securities; (value—$26,603,501); proceeds: $25,102,375[3]	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.900% due 05/01/23, collateralized by $26,800,063 Asset-backed convertible bond, 7.698% due 10/20/33; (value—$26,750,000); proceeds: $25,010,208	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by 42,003,650 shares of various equity securities; (value—$42,000,001); proceeds: $40,546,778[3]	40,000,000	40,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $71,605,394 various asset-backed convertible bonds, zero coupon to 13.00% due 06/20/23 to 12/31/79 and 100,000 shares of equity securities; (value—$53,912,225); proceeds: $50,020,583	50,000,000	50,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $54,084,938, various asset-backed convertible bonds, zero coupon to 10.50% due 05/15/23 to 12/31/99; (value—$69,061,995); proceeds: $65,266,175[3]	65,000,000	65,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $895,734,500 U.S. Treasury Inflation Index Bonds, 0.375% to 1.250% due 07/15/23 to 04/15/28; (value—$1,020,000,072); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,020,459,300 U.S. Treasury Note, 5.094% due 7/31/23; (value—$1,020,000,001); proceeds: $1,000,400,000	$1,000,000,000	$1,000,000,000
Total repurchase agreements (cost—$2,205,000,000)		2,205,000,000
Total investments (cost—$8,952,949,205 which approximates cost for federal income tax purposes)—99.9%		8,952,949,205

Other assets in excess of liabilities—0.1%		13,336,235
Net assets—100.0%		$8,966,285,440

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

58

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,369,000,000	$—	$1,369,000,000
Commercial paper	—	4,842,949,205	—	4,842,949,205
Time deposits	—	536,000,000	—	536,000,000
Repurchase agreements	—	2,205,000,000	—	2,205,000,000
Total	$—	$8,952,949,205	$—	$8,952,949,205

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,774,999,785, represented 19.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

59

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—94.7%
Alaska—2.0%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 3.750%, VRD	$5,250,000	$5,250,000
Series B, 3.750%, VRD	6,000,000	6,000,000
Series C, 3.750%, VRD	7,365,000	7,365,000

		18,615,000

Arizona—4.0%
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 3.750%, VRD	37,005,000	37,005,000

California—0.1%
State of California, GO Bonds, Series A-1, 2.950%, VRD	950,000	950,000

Colorado—4.0%
City & County of Denver CO, Refunding, COP, Series A3, 3.800%, VRD	9,725,000	9,725,000
City & County of Denver Co., Refunding, COP,
Series A1, 3.800%, VRD	1,800,000	1,800,000
Series A2, 3.800%, VRD	12,700,000	12,700,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 3.820%, VRD	4,600,000	4,600,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	7,875,000	7,875,000

		36,700,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 3.860%, VRD	1,170,000	1,170,000

District of Columbia—1.2%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 3.900%, VRD	11,000,000	11,000,000

Florida—2.0%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 3.980%, VRD	5,990,000	5,990,000

	Face amount	Value
Municipal bonds—(continued)
Florida—(concluded)
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds 4.000%, VRD	$2,400,000	$2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 3.600%, VRD	10,160,000	10,160,000

		18,550,000

Illinois—12.0%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 4.050%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 3.800%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 3.830%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Refunding, Revenue Bonds 3.770%, VRD	13,400,000	13,400,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds
3.890%, VRD	6,575,000	6,575,000
3.890%, VRD	8,450,000	8,450,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E, 3.880%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 3.880%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 3.880%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 3.880%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 3.850%, VRD	3,630,000	3,630,000

		110,650,000

Indiana—10.1%
Indiana Finance Authority, Ascension Health, Revenue Bonds 3.900%, VRD	17,440,000	17,440,000

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Indiana—(concluded)
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.700%, VRD	$33,300,000	$33,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series SE, 3.800%, VRD	25,315,000	25,315,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 3.720%, VRD	16,820,000	16,820,000

		92,875,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 3.720%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 3.750%, VRD	6,525,000	6,525,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 3.920%, VRD	7,500,000	7,500,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.000%, VRD	2,910,000	2,910,000

		16,935,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.600%, VRD	700,000	700,000

Michigan—0.2%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 3.800%, VRD	2,100,000	2,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 3.950%, VRD	3,100,000	3,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—(concluded)
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 3.820%, VRD	$1,100,000	$1,100,000

		5,900,000

Mississippi—4.7%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds
Series A, 3.750%, VRD	2,500,000	2,500,000
Series A, 3.850%, VRD	1,845,000	1,845,000
Series B, 3.750%, VRD	7,845,000	7,845,000
Series B, 3.750%, VRD	375,000	375,000
Series B, 3.850%, VRD	600,000	600,000
Series C, 3.750%, VRD	675,000	675,000
Series C, 3.750%, VRD	6,025,000	6,025,000
Series E, 3.750%, VRD	2,220,000	2,220,000
Series G, 3.750%, VRD	900,000	900,000
Series G, 3.750%, VRD	200,000	200,000
Series H, 3.750%, VRD	4,625,000	4,625,000
Series I, 3.750%, VRD	400,000	400,000
Series L, 3.750%, VRD	10,155,000	10,155,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds
Series D, 3.750%, VRD	2,750,000	2,750,000
Series K, 3.750%, VRD	1,750,000	1,750,000

		42,865,000

Missouri—3.9%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds
3.750% VRD	2,395,000	2,395,000
Series C-3, 3.920%, VRD	10,000,000	10,000,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.900%, VRD	5,670,000	5,670,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.800%, VRD	$11,140,000	$11,140,000
Series B-2, 3.700%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.800%, VRD	2,400,000	2,400,000
Series C, 3.720%, VRD	2,500,000	2,500,000

		36,355,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 3.750%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 3.950%, VRD	555,000	555,000

New Hampshire—0.2%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 3.800%, VRD	1,900,000	1,900,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds 4.000%, VRD	1,310,000	1,310,000

New York—15.2%
City of New York, GO Bonds,
Subseries B-3, 3.930%, VRD	8,400,000	8,400,000
Subseries D-4, 3.750%, VRD	2,300,000	2,300,000
Subseries L-4, 3.700%, VRD	4,500,000	4,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 3.880%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 3.750%, VRD	450,000	450,000
Subseries 2012G-1, 3.770%, VRD	13,050,000	13,050,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 3.940%, VRD	$2,060,000	$2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 3.670%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds
3.750%, VRD	700,000	700,000
Series 2008-BB-1-R, 4.000%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 3.700%, VRD	21,625,000	21,625,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
3.730%, VRD	24,465,000	24,465,000
3.760%, VRD	8,250,000	8,250,000
3.860%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 3.700%, VRD	9,745,000	9,745,000
Series A2, 4.000%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.960%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 3.700%, VRD	250,000	250,000
Subseries B-3-RE, 3.720%, VRD	16,500,000	16,500,000

		140,295,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.880%, VRD	9,700,000	9,700,000
Series B-R, 3.880%, VRD	2,985,000	2,985,000
Series C-R, 3.880%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds 3.800%, VRD	18,700,000	18,700,000

62

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, GO Bonds,
Series B, 3.650%, VRD	$1,540,000	$1,540,000
Series D, 3.880%, VRD	3,540,000	3,540,000

		41,525,000

Oregon—0.7%
State of Oregon, Veterans, GO Bonds, Series 9, 3.900%, VRD	6,035,000	6,035,000

Pennsylvania—11.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 3.770%, VRD	3,200,000	3,200,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 3.830%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 3.890%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 3.800%, VRD	10,345,000	10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, 3.840%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds 3.950%, VRD	12,000,000	12,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.800%, VRD	29,345,000	29,345,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 4.000%, VRD	6,400,000	6,400,000

		103,030,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 3.900%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 3.820%, VRD	4,150,000	4,150,000

	Face amount	Value
Municipal bonds—(continued)
Texas—9.3%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 3.850%, VRD	$1,450,000	$1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 3.650%, VRD	4,750,000	4,750,000
Series B, 3.650%, VRD	5,000,000	5,000,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 3.860%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.800%, VRD	9,125,000	9,125,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.800%, VRD	1,285,000	1,285,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds, Series A-1, 3.800%, VRD	3,625,000	3,625,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 3.900%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 3.750%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.750%, VRD	4,400,000	4,400,000
Permanent University Fund – University of Texas System, Revenue Bonds, Series A, 3.850%, VRD	6,925,000	6,925,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 3.720%, VRD	6,900,000	6,900,000
State of Texas, Veterans, GO Bonds
3.800%, VRD	7,175,000	7,175,000
4.050%, VRD	575,000	575,000
Series C, 4.050%, VRD	9,140,000	9,140,000

63

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B, 3.910%, VRD	$8,500,000	$8,500,000

		85,695,000

Utah—0.6%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.750%, VRD	5,400,000	5,400,000

Virginia—4.3%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds
3.900%, VRD	6,750,000	6,750,000
Series A, 3.720%, VRD	10,000,000	10,000,000
Series D, 3.850%, VRD	14,055,000	14,055,000
Series F, 3.920%, VRD	6,310,000	6,310,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds 3.900%, VRD	2,350,000	2,350,000

		39,465,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 3.900%, VRD	9,400,000	9,400,000
Total municipal bonds (cost—$872,885,000)		872,885,000

	Face amount	Value
Tax-exempt commercial paper—5.0%
Florida—1.1%
Florida Local Government Finance Commission 3.000%, due 05/02/23	$10,000,000	$10,000,000

Minnesota—1.1%
City of Rochester 3.000%, due 05/09/23	10,000,000	10,000,000

Ohio—0.4%
Ohio Higher Educational Facility Commission
2.800%, due 07/06/23	895,000	895,000
2.800%, due 07/06/23	3,000,000	3,000,000

		3,895,000

Texas—2.4%
Board of Regents of the University of Texas System
2.900%, due 06/06/23	10,000,000	10,000,000
3.050%, due 06/05/23	1,890,000	1,890,000
3.100%, due 06/02/23	10,000,000	10,000,000

		21,890,000
Total tax-exempt commercial paper (cost—$45,785,000)		45,785,000
Total investments (cost—$918,670,000 which approximates cost for federal income tax purposes)—99.7%		918,670,000

Other assets in excess of liabilities—0.3%		3,070,853
Net assets—100.0%		$921,740,853

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$872,885,000	$—	$872,885,000
Tax-exempt commercial paper	—	45,785,000	—	45,785,000
Total	$—	$918,670,000	$—	$918,670,000

At April 30, 2023, there were no transfers in or out of Level 3.

64

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

65

Master Trust

Statement of assets and liabilities

April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,086,031,852	$2,393,898,940	$5,197,358,907	$3,048,917,384	$6,747,949,205	$918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—

Investments, at value
Investments	7,085,138,952	2,393,550,995	5,197,358,907	3,048,917,384	6,747,949,205	918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—
Cash	—	17,357	—	—	—	41,384
Receivable for investments sold	—	—	—	—	—	990,202
Receivable for interest	19,291,250	5,405,204	35,436,250	46,066,279	14,038,919	2,098,848
Total assets	12,246,430,202	3,412,973,556	19,363,795,157	34,882,983,663	8,966,988,124	921,800,434

Liabilities:
Payable for investments purchased	—	—	126,000,000	—	—	—
Payable to affiliate	892,970	222,231	1,494,611	2,583,445	667,618	59,581
Payable to custodian	312,009	—	1,335,786	2,553,200	35,066	—
Total liabilities	1,204,979	222,231	128,830,397	5,136,645	702,684	59,581
Net assets, at value	$12,245,225,223	$3,412,751,325	$19,234,964,760	$34,877,847,018	$8,966,285,440	$921,740,853

See accompanying notes to financial statements.

66

Master Trust

Statement of operations

For the year ended April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$324,369,264	$99,195,470	$425,226,897	$913,757,099	$231,252,295	$18,444,339
Expenses:
Investment advisory and administration fees	8,576,777	2,654,354	11,015,838	27,226,501	5,811,942	930,614
Trustees’ fees	49,566	24,664	59,530	140,664	37,228	17,925
Total expenses	8,626,343	2,679,018	11,075,368	27,367,165	5,849,170	948,539
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(6,178,544)	—	—	—
Net expenses	8,626,343	2,240,935	4,896,824	27,367,165	5,849,170	948,539
Net investment income (loss)	315,742,921	96,954,535	420,330,073	886,389,934	225,403,125	17,495,800
Net realized gain (loss)	(56,133)	(14,808)	—	776,174	(42,700)	33
Net change in unrealized appreciation (depreciation)	926,524	(12,630)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$316,613,312	$96,927,097	$420,330,073	$887,166,108	$225,360,425	$17,495,833

See accompanying notes to financial statements.

67

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$315,742,921	$6,137,488
Net realized gain (loss)	(56,133)	30,020
Net change in unrealized appreciation (depreciation)	926,524	(2,396,525)
Net increase (decrease) in net assets resulting from operations	316,613,312	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	6,991,752,924	(3,890,021,125)
Net increase (decrease) in net assets	7,308,366,236	(3,886,250,142)
Net assets:

Beginning of year	4,936,858,987	8,823,109,129
End of year	$12,245,225,223	$4,936,858,987

	ESG Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$96,954,535	$1,542,924
Net realized gain (loss)	(14,808)	(14,219)
Net change in unrealized appreciation (depreciation)	(12,630)	(357,927)
Net increase (decrease) in net assets resulting from operations	96,927,097	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,846,390,663	857,754,697
Net increase (decrease) in net assets	1,943,317,760	858,925,475
Net assets:

Beginning of year	1,469,433,565	610,508,090
End of year	$3,412,751,325	$1,469,433,565

	Government Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$420,330,073	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	420,330,073	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	14,516,957,059	(4,526,632,556)
Net increase (decrease) in net assets	14,937,287,132	(4,525,015,228)
Net assets:

Beginning of year	4,297,677,628	8,822,692,856
End of year	$19,234,964,760	$4,297,677,628

See accompanying notes to financial statements.

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Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$886,389,934	$9,984,379
Net realized gain (loss)	776,174	2,691
Net increase (decrease) in net assets resulting from operations	887,166,108	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	12,309,292,233	(11,003,789,356)
Net increase (decrease) in net assets	13,196,458,341	(10,993,802,286)
Net assets:

Beginning of year	21,681,388,677	32,675,190,963
End of year	$34,877,847,018	$21,681,388,677

	Prime CNAV Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$225,403,125	$2,238,250
Net realized gain (loss)	(42,700)	(2)
Net increase (decrease) in net assets resulting from operations	225,360,425	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	6,832,489,780	(2,543,210,434)
Net increase (decrease) in net assets	7,057,850,205	(2,540,972,186)
Net assets:

Beginning of year	1,908,435,235	4,449,407,421
End of year	$8,966,285,440	$1,908,435,235

	Tax-Free Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$17,495,800	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	17,495,833	387,606
Net increase (decrease) in net assets from beneficial interest transactions	20,558,999	69,072,966
Net increase (decrease) in net assets	38,054,832	69,460,572
Net assets:

Beginning of year	883,686,021	814,225,449
End of year	$921,740,853	$883,686,021

See accompanying notes to financial statements.

69

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[1]	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of year (000’s)	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

70

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[1]	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of year (000’s)	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[1]	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of year (000’s)	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

73

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[1]	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of year (000’s)	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

74

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[1]	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of year (000’s)	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

75

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

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Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

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Master Trust

Notes to financial statements

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2023, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and

78

Master Trust

Notes to financial statements

Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$892,970
ESG Prime Master Fund	222,231
Government Master Fund	1,494,611
Treasury Master Fund	2,583,445
Prime CNAV Master Fund	667,618
Tax-Free Master Fund	59,581

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

79

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2023, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts waived by UBS AM
ESG Prime Master Fund	$438,083
Government Master Fund	6,178,544

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$14,539,432,103	$3,073,650,718
Withdrawals	(7,547,679,179)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$6,991,752,924	$(3,890,021,125)

ESG Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$5,347,381,304	$2,338,578,556
Withdrawals	(3,500,990,641)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,846,390,663	$857,754,697

Government Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$52,020,553,397	$118,340,152,475
Withdrawals	(37,503,596,338)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$14,516,957,059	$(4,526,632,556)

Treasury Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$99,713,434,665	$56,066,375,618
Withdrawals	(87,404,142,432)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$12,309,292,233	$(11,003,789,356)

80

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$13,206,857,678	$968,414,610
Withdrawals	(6,374,367,898)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$6,832,489,780	$(2,543,210,434)

Tax-Free Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$1,536,214,329	$807,236,613
Withdrawals	(1,515,655,330)	(738,163,647)
Net increase (decrease) in beneficial interest	$20,558,999	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$693,746
Gross unrealized depreciation	(1,586,646)
Net unrealized appreciation (depreciation)	$(892,900)

ESG Prime Master Fund

Gross unrealized appreciation	$200,783
Gross unrealized depreciation	(548,728)
Net unrealized appreciation (depreciation)	$(347,945)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

81

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
ESG Prime Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the three years in the period ended April 30, 2023, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

82

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

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Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

84

UBS Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

85

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

86

UBS Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021)), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

87

UBS Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM— Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

88

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1126

UBS Ultra Short Income Fund

Annual Report  |  April 30, 2023

UBS Ultra Short Income Fund

June 10, 2023

Dear Shareholder,

We present you with the annual report for UBS Ultra Short Income Fund (the “Fund”) for the 12 months ended April 30, 2023 (the “reporting period”).

Performance

For the 12 months ended April 30, 2023 (the “reporting period”), Class A shares of UBS Ultra Short Income Fund returned 2.03%, while Class P shares returned 2.14%, and Class I shares returned 2.05% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofA 3-month US Treasury Bill Index (the “Index”) returned 2.84%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

A.

The US economy faced several headwinds, including aggressive Federal Reserve (“Fed”) rate hikes, elevated inflation, the impact from COVID and its variants, and the repercussions from the war in Ukraine. Despite these challenges, the economy was resilient, especially the labor market. Looking back, second quarter 2022 US annualized gross domestic product (“GDP”) was -0.6%. The economy then expanded 3.2% and 2.6% during the third and fourth quarters of 2022, respectively. Finally, the Commerce Department’s initial estimate showed that first quarter 2023 annualized GDP was a positive 1.1%.

Q.	How did the Fed react to the economic environment?
A.

With US inflation remaining elevated and persistent, the Fed continued to aggressively raise interest rates. After its initial rate hike in March 2022—before the reporting period began—the US central bank raised rates at its next eight meetings, moving the fed funds rate to a range between 4.75% and 5.00%. (The federal funds rate or the “fed funds rate” is the rate US banks charge one another for funds they borrow on an overnight basis.) On May 3, 2023—after the reporting period ended—the Fed raised rates another 0.25%, pushing the fed funds rate to a range between 5.00% and 5.25%, its highest level since September 2007.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund underperformed the benchmark during the reporting period. The Fed continuing to hike rates at an accelerated pace was a main driver of the underperformance relative to the benchmark due to our duration positioning. Spreads on mortgage-backed securities widened as higher mortgage rates caused the average life to lengthen on securities held in the portfolio, which also detracted from performance relative to the benchmark. (The yield spread or credit spread is the difference between the quoted yields on two different investments, usually of a credit security relative to a US Treasury with similar maturities.)

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, asset-backed securities and commercial paper. It also had modest allocations to mortgage-backed securities and short-term investments.

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.

We continue to monitor a number of factors, including elevated inflation and the impact of the Fed’s rate hikes on the economy. We are also closely reviewing recent developments in the banking industry. Against this backdrop, we expect to continue managing the Fund with a focus on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

David G. Rothweiler

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

Scott Dolan

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager

UBS Ultra Short Income Fund

Executive Director

UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS Ultra Short Income Fund

Managing Director

UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2023. The views and opinions in the letter were current as of June 10, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 04/30/2023 (unaudited)

	1 year	Inception¹
Class A	2.03%	1.20%
Class P	2.14	1.28
Class I	2.05	1.26
ICE BofA 3 Month US Treasury Bill Index[2]	2.84	1.44

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 29, 2022 prospectuses were as follows: Class A—0.44% and 0.35%; Class P—0.34% and 0.25%; and Class I—0.33% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the Fund’s ordinary total operating expenses of each class through August 31, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The Fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofA 3 Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

3

UBS Ultra Short Income Fund

Illustration of an assumed investment of $10,000 in Class A shares, $5,000,000 in Class P shares, and $10,000,000 in Class I shares (unaudited)

The following three graphs depict the performance of UBS Ultra Short Income Fund Class A, Class P, and Class I shares versus the ICE BofA 3 Month US Treasury Bill Index from May 29, 2018, which is the inception date of the three classes, through April 30, 2023. Class P shares held through advisory programs may be subject to a program fee, which if included, would have reduced performance. The performance provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. Share price and returns will vary with market conditions; investors may realize a gain or loss upon redemption. It is important to note that the Fund is a professionally managed portfolio while the index is not available for investment and is unmanaged. The comparison is shown for illustration purposes only.

UBS Ultra Short Income Fund Class A vs. ICE BofA 3 Month US Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class A Shares as of May 29, 2018 = $10,000

UBS Ultra Short Income Fund Class P vs. ICE BofA 3 Month US Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class P Shares as of May 29, 2018 = $5,000,000

4

UBS Ultra Short Income Fund

UBS Ultra Short Income Fund Class I vs. ICE BofA 3 Month US Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class I Shares as of May 29, 2018 = $10,000,000

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

5

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2022	Ending account value April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[1]	Expense ratio during the period

Class A
Actual	$1,000.00	$1,025.70	$1.76	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.06	1.76	0.35

Class P
Actual	$1,000.00	$1,026.20	$1.26	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.55	1.25	0.25

Class I
Actual	$1,000.00	$1,026.30	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.65	1.15	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

6

UBS Ultra Short Income Fund

Portfolio statistics—(unaudited)1

As a percentage of net assets as of April 30, 2023

Top ten holdings
Energy Transfer LP, 5.579% due 05/01/23	4.4%
General Motors Financial Co., Inc., 5.150% due 05/01/23	4.4
Dell Equipment Finance Trust, 0.530% due 12/22/26	3.2
Erste Finance Delaware LLC, 4.820% due 05/01/23	2.8
Toyota Motor Credit Corp., 5.043% due 09/13/24	2.8
National Rural Utilities Cooperative Finance Corp., 5.134% due 10/18/24	2.6
Sumitomo Mitsui Trust Bank Ltd., 5.322% due 07/26/23	2.2
Enel Finance America LLC, 5.276% due 05/15/23	2.1
ING Groep NV, 4.100% due 10/02/23	2.1
Deutsche Bank AG, 5.189% due 11/08/23	2.1
Total	28.7%

Top five issuer breakdown by country or territory of origin
United States	59.1%
Canada	8.5
France	6.7
Germany	5.0
Japan	4.1
Total	83.4%

Asset allocation
Corporate bonds	49.4%
Asset-backed securities	24.9
Commercial paper	24.2
Mortgage-backed securities	1.1
Short-term investments	0.5
Cash equivalents and liabilities in excess of other assets	(0.1)
Total	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

7

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Asset-backed securities—24.9%
Ally Auto Receivables Trust, Series 2022- 1, Class A2, 2.670%, due 04/15/25	$2,518,597	$2,499,326
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.000%, due 07/21/25[1]	2,590,000	2,529,971
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.770%, due 09/15/26	4,000,000	3,805,123
CarMax Auto Owner Trust, Series 2019-2, Class B, 3.010%, due 12/16/24	1,935,000	1,932,897
CCG Receivables Trust,
Series 2020-1, Class C, 1.840%, due 12/14/27[1]	4,075,000	3,933,576
Series 2021-1, Class A2, 0.300%, due 06/14/27[1]	665,912	647,450
Series 2021-2, Class A2, 0.540%, due 03/14/29[1]	3,714,218	3,564,857
Series 2022-1, Class A2, 3.910%, due 07/16/29[1]	1,359,763	1,339,138
Dell Equipment Finance Trust, Series 2021-2, Class A3, 0.530%, due 12/22/26[1]	18,920,000	18,335,576
Enterprise Fleet Financing LLC,
Series 2020-1, Class A3, 1.860%, due 12/22/25[1]	3,000,000	2,976,983
Series 2021-3, Class A2, 0.770%, due 08/20/27[1]	5,048,158	4,845,398
Ford Credit Auto Lease Trust,
Series 2021-B, Class B, 0.660%, due 01/15/25	2,775,000	2,685,747
Series 2022-A, Class A2A, 2.780%, due 10/15/24	5,187,711	5,154,474
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, due 07/15/30[1]	2,400,000	2,365,716
Series 2020-A, Class B, 2.050%, due 09/15/25	2,370,000	2,311,470
Series 2020-B, Class C, 2.040%, due 12/15/26	2,645,000	2,558,180
Series 2020-B, Class A4, 0.790%, due 11/15/25	4,580,000	4,441,127
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.700%, due 02/20/25	1,300,000	1,283,129
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class B, 2.540%, due 08/18/25	1,000,000	978,012
Series 2020-3, Class C, 1.370%, due 01/16/26	3,915,000	3,723,292
Series 2020-4, Class A4, 0.500%, due 02/17/26	2,350,000	2,220,758
GM Financial Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.960%, due 10/15/25[1]	500,000	487,544

	Face amount	Value
Asset-backed securities—(continued)
GreatAmerica Leasing Receivables Funding LLC, Series 2021-2, Class A3, 0.670%, due 07/15/25[1]	$1,000,000	$952,846
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, due 09/20/28[1]	3,550,000	3,418,739
Hyundai Auto Lease Securitization Trust,
Series 2021-A, Class B, 0.610%, due 10/15/25[1]	5,426,000	5,372,824
Series 2021-B, Class B, 0.620%, due 03/16/26[1]	12,045,000	11,637,486
Series 2021-C, Class B, 0.760%, due 02/17/26[1]	4,000,000	3,823,959
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, due 12/15/26	1,440,000	1,370,296
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3, 0.490%, due 08/14/25[1]	1,264,511	1,218,832
Series 2022-B, Class A2, 5.570%, due 09/09/25[1]	1,300,000	1,298,251
Nissan Auto Lease Trust,
Series 2021-A, Class A3, 0.520%, due 08/15/24	4,680,197	4,616,583
Series 2022-A, Class A4, 3.870%, due 07/15/27	1,350,000	1,325,543
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class C, 1.290%, due 04/15/26[1]	900,000	873,522
Series 2021-AA, Class B, 0.710%, due 08/17/26[1]	1,250,000	1,166,439
Santander Retail Auto Lease Trust,
Series 2020-B, Class A4, 0.650%, due 12/20/24[1]	5,725,000	5,607,861
Series 2021-B, Class C, 1.100%, due 06/20/25[1]	500,000	476,887
Series 2021-B, Class A3, 0.510%, due 08/20/24[1]	2,870,336	2,814,400
Series 2021-C, Class B, 0.830%, due 03/20/26[1]	2,500,000	2,387,070
Series 2021-C, Class C, 1.110%, due 03/20/26[1]	4,000,000	3,798,837
Series 2022-B, Class A2, 2.840%, due 05/20/25[1]	1,665,219	1,641,217
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, due 11/25/31[1]	2,350,000	2,281,058
Toyota Lease Owner Trust, Series 2021-A, Class A4, 0.500%, due 08/20/25[1]	1,000,000	982,232
Verizon Owner Trust, Series 2020-C, Class C, 0.770%, due 04/21/25	2,190,000	2,118,262
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A4, 1.260%, due 08/20/26	7,000,000	6,818,815

8

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Asset-backed securities—(concluded)
World Omni Auto Receivables Trust, Series 2022-A, Class A3, 1.660%, due 05/17/27	$1,646,000	$1,571,545
Total asset-backed securities (cost—$143,183,418)		142,193,248

Commercial paper—24.2%
Banking-non-U.S.—10.7%
DNB Bank ASA 5.190%, due 10/25/23	3,500,000	3,410,689
Enel Finance America LLC
5.276%, due 05/15/23	12,000,000	11,975,826
5.527%, due 06/20/23	6,000,000	5,955,000
Erste Finance Delaware LLC 4.820%, due 05/01/23	16,000,000	16,000,000
Glencore Funding LLC 5.289%, due 05/05/23	5,000,000	4,997,111
Sumitomo Mitsui Trust Bank Ltd.
5.322%, due 07/26/23	13,000,000	12,839,443
5.364%, due 08/16/23	6,000,000	5,907,267

		61,085,336

Banking-U.S.—13.5%
American Honda Finance Corp.
5.200%, due 05/16/23	5,000,000	4,989,167
5.410%, due 07/18/23	10,000,000	9,882,783
Energy Transfer LP 5.579%, due 05/01/23	25,000,000	25,000,000
General Motors Financial Co., Inc. 5.150%, due 05/01/23	25,000,000	25,000,000
Hyundai Capital America 5.268%, due 05/16/23	5,000,000	4,989,208
Walgreens Boots Alliance, Inc. 5.550%, due 05/01/23	7,000,000	7,000,000

		76,861,158
Total commercial paper (cost—$137,946,494)		137,946,494

Corporate bonds—49.4%
Auto manufacturers—5.7%
Toyota Motor Credit Corp. Series B Secured Overnight Financing Rate + 0.290%, 5.043%, due 09/13/24[2]	16,000,000	15,878,965
Volkswagen Group of America Finance LLC
4.250%, due 11/13/23[1]	11,897,000	11,815,645
Secured Overnight Financing Rate + 0.950%, 5.684%, due 06/07/24[1,2]	5,000,000	5,009,835

		32,704,445

Banks—32.8%
Bank of America Corp. Series 0000 Secured Overnight Financing Rate + 1.100%, 5.901%, due 04/25/25[2]	8,000,000	7,975,320

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of Montreal
Secured Overnight Financing Rate + 0.265%, 5.034%, due 09/15/23[2]	$5,475,000	$5,469,180
Secured Overnight Financing Rate + 0.320%, 5.128%, due 07/09/24[2]	2,000,000	1,987,954
Banque Federative du Credit Mutuel SA
3.750%, due 07/20/23[1]	1,900,000	1,891,955
Secured Overnight Financing Rate + 0.410%, 5.095%, due 02/04/25[1,2]	10,000,000	9,882,021
BNP Paribas SA 3.800%, due 01/10/24[1]	10,000,000	9,852,624
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.157%, due 12/14/23[2]	4,577,000	4,563,030
Secured Overnight Financing Rate + 0.420%, 5.224%, due 10/18/24[2]	7,500,000	7,452,423
Credit Agricole SA 3.875%, due 04/15/24[1]	5,000,000	4,917,241
Credit Suisse AG 1.000%, due 05/05/23	10,000,000	9,975,000
Deutsche Bank AG Series E Secured Overnight Financing Rate + 0.500%, 5.189%, due 11/08/23[2]	12,000,000	11,891,513
Federation des Caisses Desjardins du Quebec
Secured Overnight Financing Rate + 0.430%, 5.145%, due 05/21/24[1,2]	4,307,000	4,281,982
Goldman Sachs Group, Inc.
3.625%, due 02/20/24	4,000,000	3,947,416
Secured Overnight Financing Rate + 0.490%, 5.292%, due 10/21/24[2]	5,000,000	4,952,331
ING Groep NV 4.100%, due 10/02/23	12,000,000	11,926,138
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%, 5.633%, due 02/24/26[2]	10,000,000	9,945,320
Mitsubishi UFJ Financial Group, Inc. 2.801%, due 07/18/24	5,000,000	4,840,372
National Bank of Canada
Secured Overnight Financing Rate + 0.490%, 5.175%, due 08/06/24[2]	4,960,000	4,935,145
NatWest Group PLC 3.875%, due 09/12/23	8,000,000	7,936,769
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%, 5.223%, due 08/12/24[1,2]	7,570,000	7,504,648
Nordea Bank Abp 3.750%, due 08/30/23[1]	4,975,000	4,944,233
Royal Bank of Canada
Secured Overnight Financing Rate + 0.340%, 5.148%, due 10/07/24[2]	10,000,000	9,926,550
Societe Generale SA
3.875%, due 03/28/24[1]	10,000,000	9,782,926
4.250%, due 09/14/23[1]	2,000,000	1,980,753

9

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Corporate bonds—(concluded)
Banks—(concluded)
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%, 5.100%, due 09/10/24[2]	$7,500,000	$7,442,521
Truist Bank
Secured Overnight Financing Rate + 0.200%, 5.004%, due 01/17/24[2]	7,000,000	6,917,430
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%, 5.001%, due 11/18/24[2]	10,000,000	9,954,284

		187,077,079

Diversified financial services—1.7%
Capital One Financial Corp. 3.900%, due 01/29/24	10,000,000	9,876,307

Electric—5.8%
Eversource Energy
3.800%, due 12/01/23	4,000,000	3,957,156
Secured Overnight Financing Rate + 0.250%, 4.948%, due 08/15/23[2]	7,000,000	6,993,489
National Rural Utilities Cooperative Finance Corp. Series D Secured Overnight Financing Rate + 0.330%, 5.134%, due 10/18/24[2]	15,000,000	14,848,379
Southern Co. Series 2021 Secured Overnight Financing Rate + 0.370%, 5.062%, due 05/10/23[2]	7,000,000	6,999,198

		32,798,222

Insurance—1.8%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%, 5.123%, due 09/27/24[1,2]	10,000,000	9,932,260

Pipelines—0.7%
Enterprise Products Operating LLC 3.900%, due 02/15/24	4,000,000	3,956,830

Semiconductors—0.9%
Analog Devices, Inc.
Secured Overnight Financing Rate + 0.250%, 5.071%, due 10/01/24[2]	5,000,000	4,965,486
Total corporate bonds (cost—$283,082,247)		281,310,629

	Face amount	Value
Mortgage-backed securities—1.1%
Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.990%, due 04/25/53[1,3]	$4,360,976	$3,960,217
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,3]	360,267	332,201
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,3]	1,077,814	951,397
Verus Securitization Trust, Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,3]	1,452,888	1,249,503
Total mortgage-backed securities (cost—$7,250,166)		6,493,318

	Number of shares
Short-term investments—0.5%
Investment companies:—0.5%
State Street Institutional U.S. Government Money Market Fund, 4.756%[4] (cost $2,804,432)	2,804,432	2,804,432
Total investments (cost—$574,266,757)—100.1%		570,748,121

Liabilities in excess of other assets—(0.1)%		(627,908)
Net assets—100.0%		$570,120,213

10

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Corporate bonds	$—	$281,310,629	$—	$281,310,629
Mortgage-backed securities	—	6,493,318	—	6,493,318
Commercial paper	—	137,946,494	—	137,946,494
Asset-backed securities	—	142,193,248	—	142,193,248
Short-term investments	—	2,804,432	—	2,804,432
Total	$—	$570,748,121	$—	$570,748,121

At April 30, 2023 there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $179,068,110, represented 31.4% of the Fund’s net assets at period end.

[2]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[4]	Rates shown reflect yield at April 30, 2023.

See accompanying notes to financial statements.

11

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2023

Assets:
Investments, at value (cost—$574,266,757)	$570,748,121
Cash	115,032
Receivable for fund shares sold	859,722
Receivable for interest and dividends	2,197,847
Other assets	5,711
Total assets	573,926,433

Liabilities:
Payable for fund shares redeemed	3,306,800
Dividends payable to shareholders	241,520
Payable to affiliate	78,779
Payable to custodian	25,265
Accrued expenses and other liabilities	153,856
Total liabilities	3,806,220
Net assets	$570,120,213

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$612,151,942
Distributable earnings (accumulated losses)	(42,031,729)
Net assets	$570,120,213

Class A
Net assets	$114,696,488
Shares outstanding	11,692,060
Net asset value and offering price per share	$9.81

Class P
Net assets	$455,345,575
Shares outstanding	46,463,943
Net asset value and offering price per share	$9.80

Class I
Net Assets	$78,150
Shares outstanding	7,990
Net asset value and offering price per share	$9.78

See accompanying notes to financial statements.

12

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2023
Investment income:
Interest	$28,875,490
Securities lending	3,653
Total income	28,879,143
Expenses:
Investment advisory and administration fees	3,017,823
Service fees—Class A	207,287
Transfer agency and related services fees—Class A	26,481
Transfer agency and related services fees—Class P	109,263
Transfer agency and related services fees—Class I	17
Custody and fund accounting fees	54,017
Trustees fees	23,104
Professional services fees	126,014
Printing and shareholder report fees	70,106
Federal and state registration fees	85,887
Insurance expense	20,358
Other expenses	78,047
Total expenses	3,818,404
Fee waivers and/or expense reimbursements by advisor and administrator	(1,096,287)
Net expenses	2,722,117
Net investment income (loss)	26,157,026
Net realized gain (loss) on investments	(25,158,765)
Net change in unrealized appreciation (depreciation) from investments	12,689,474
Net realized and unrealized gain (loss) from investment activities	(12,469,291)
Net increase (decrease) in net assets resulting from operations	$13,687,735

See accompanying notes to financial statements.

13

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$26,157,026	$5,107,699
Net realized gain (loss)	(25,158,765)	101,137
Net change in unrealized appreciation (depreciation)	12,689,474	(18,665,621)
Net increase (decrease) in net assets resulting from operations	13,687,735	(13,456,785)
Total distributions—Class A	(5,231,925)	(884,022)
Total distributions—Class P	(21,315,635)	(4,940,775)
Total distributions—Class I	(4,789)	(379,151)
Total distributions	(26,552,349)	(6,203,948)
From beneficial interest transactions:

Proceeds from shares sold	229,687,740	1,221,467,324
Cost of shares redeemed	(1,294,369,670)	(2,958,171,252)
Shares issued on reinvestment of dividends and distributions	22,522,791	5,304,679
Net increase (decrease) in net assets from beneficial interest transactions	(1,042,159,139)	(1,731,399,249)
Net increase (decrease) in net assets	(1,055,023,753)	(1,751,059,982)
Net assets:

Beginning of year	1,625,143,966	3,376,203,948
End of year	$570,120,213	$1,625,143,966

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Years ended April 30,				For the period from May 29, 2018[1] to April 30, 2019
	2023	2022	2021	2020
Net asset value, beginning of period	$9.90	$9.99	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.25	0.01	0.04	0.20	0.23
Net realized and unrealized gain (loss)	(0.05)	(0.08)	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	0.20	(0.07)	0.08	0.15	0.22
Dividends from net investment income	(0.28)	(0.02)	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	(0.01)	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.29)	(0.02)	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.81	$9.90	$9.99	$9.95	$10.00
Total investment return[5]	2.03%	(0.75)%	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.46%	0.44%[6]	0.44%[6]	0.45%[6]	0.47%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.35%	0.35%[6]	0.35%[6]	0.35%[6]	0.31%[6,7]
Net investment income (loss)	2.48%	0.13%	0.41%	2.01%	2.48%[7]
Supplemental data:
Net assets, end of period (000’s)	$114,696	$347,829	$662,131	$1,226,267	$1,193,910
Portfolio turnover	72%	56%	64%	53%	12%

Class P
	Years ended April 30				For the period from May 29, 2018[1] to April 30, 2019
	2023	2022	2021	2020
Net asset value, beginning of period	$9.89	$9.98	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.26	0.02	0.04	0.20	0.24
Net realized and unrealized gains (losses)	(0.05)	(0.08)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	0.21	(0.06)	0.09	0.16	0.22
Dividends from net investment income	(0.29)	(0.03)	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	(0.01)	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.30)	(0.03)	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.80	$9.89	$9.98	$9.94	$9.99
Total investment return[5]	2.14%	(0.65)%	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.36%	0.34%[6]	0.34%[6]	0.36%[6]	0.39%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.25%	0.25%[6]	0.25%[6]	0.25%[6]	0.21%[6,7]
Net investment income (loss)	2.63%	0.24%	0.38%	2.04%	2.61%[7]
Supplemental data:
Net assets, end of period (000’s)	$455,346	$1,227,504	$2,218,543	$915,463	$358,489
Portfolio turnover	72%	56%	64%	53%	12%

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Years ended April 30				For the period from May 29, 2018[1] to April 30, 2019
	2023	2022	2021	2020
Net asset value, beginning of period	$9.88	$9.97	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.08 [3]	0.02	0.03	0.22	0.22
Net realized and unrealized gain (loss)	0.12 [3]	(0.08)	0.05	(0.05)	(0.00)[4,5]
Net increase (decrease) from operations	0.20	(0.06)	0.08	0.17	0.22
Dividends from net investment income	(0.29)	(0.03)	(0.05)	(0.22)	(0.23)
Distributions from net realized gain	(0.01)	(0.00)[4]	(0.00)[5]	—	—
Total dividends and distributions	(0.30)	(0.03)	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.78	$9.88	$9.97	$9.94	$9.99
Total investment return[6]	2.05%	(0.63)%	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%	0.33%[7]	0.33%[7]	0.35%[7]	0.38%[7,8]
Expenses after fee waivers and/or expense reimbursements	0.23%	0.23%[7]	0.23%[7]	0.23%[7]	0.16%[7,8]
Net investment income (loss)	0.79%	0.23%	0.31%	2.25%	2.42%[8]
Supplemental data:
Net assets, end of period (000’s)	$ 78	$49,811	$495,530	$ 421	$675
Portfolio turnover	72%	56%	64%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

[4]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[5]	Amount represents less than $0.005 or $(0.005) per share.
[6]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[7]	Includes interest expense representing less than 0.005%.
[8]	Annualized.

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with sixteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

17

UBS Ultra Short Income Fund

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as

18

UBS Ultra Short Income Fund

Notes to financial statements

valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

19

UBS Ultra Short Income Fund

Notes to financial statements

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

20

UBS Ultra Short Income Fund

Notes to financial statements

The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At April 30, 2023, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2023, UBS AM is owed $70,963 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2023. For the period ended April 30, 2023, UBS AM waived $1,096,287 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At April 30, 2023, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2024	Expires April 30, 2025	Expires April 30, 2026
Class A	$1,532,295	$864,807	$443,464	$224,024
Class P	4,140,061	1,733,591	1,534,902	871,568
Class I	320,989	188,203	132,091	695

For the period ended April 30, 2023, UBS AM did not voluntarily waive any additional fees.

21

UBS Ultra Short Income Fund

Notes to financial statements

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2023, the Fund owed UBS AM (US) $7,816 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $76,745 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At April 30, 2023, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended April 30, 2023, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended April 30, 2023, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $551,954,100 and $1,387,373,680, respectively.

22

UBS Ultra Short Income Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the year ended April 30, 2023:

			Class A
			Shares	Amount
Shares sold			31,127	$304,660
Shares repurchased			(23,936,609)	(235,317,660)
Dividends reinvested			465,192	4,564,574
Net increase (decrease)			(23,440,290)	$(230,448,426)
	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	23,357,649	$229,383,080	—	$—
Shares repurchased	(102,832,409)	(1,009,301,167)	(5,035,510)	(49,750,843)
Dividends reinvested	1,831,882	17,955,872	240	2,345
Net increase (decrease)	(77,642,878)	$(761,962,215)	(5,035,270)	$(49,748,498)

For the year ended April 30, 2022:

			Class A
			Shares	Amount
Shares sold			24,786	$246,796
Shares repurchased			(31,224,925)	(311,334,715)
Dividends reinvested			76,595	763,010
Net increase (decrease)			(31,123,544)	$(310,324,909)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	122,533,446	$1,221,220,528	—	$—
Shares repurchased	(221,080,567)	(2,201,394,392)	(44,688,330)	(445,442,145)
Dividends reinvested	423,677	4,216,998	32,617	324,671
Net increase (decrease)	(98,123,444)	$(975,956,866)	(44,655,713)	$(445,117,474)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2023 and April 30, 2022, was ordinary income in the amount of $26,552,349 and $6,203,948, respectively.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2023 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
$574,354,229	$19,473	$(3,625,581)	$(3,606,108)

23

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$416,297	$—	$(38,472,418)	$(3,606,108)	$(369,500)	$(42,031,729)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2023, the Fund had capital loss carryforwards of $27,576,342 in short-term and $10,896,076 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2023 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2023, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and for the period from May 29, 2018 (commencement of operations) to April 30, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

25

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $15,772,280 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2023.

26

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

27

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

28

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

29

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021)), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

30

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

31

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1709

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $394,685 and $496,217, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $62,964 and $62,964, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2022 and 2021 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $196,500 and $207,000, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2023, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate fees billed by E&Y of $1,837,064 and $800,904, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2023	2022
Covered Services	$259,464	$269,964
Non-Covered Services	1,577,600	530,940

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 10, 2023

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 10, 2023